UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2020

Vanguard Strategic Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

Liquidity Risk Management	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Equity Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$735.21	$0.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Strategic Equity Fund

Fund Allocation

As of March 31, 2020

Communication Services	4.1%
Consumer Discretionary	9.5
Consumer Staples	3.3
Energy	1.8
Financials	13.8
Health Care	15.0
Industrials	14.1
Information Technology	19.6
Materials	5.4
Real Estate	8.4
Utilities	5.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Strategic Equity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Communication Services (4.1%)
*	Take-Two Interactive Software Inc.	366,230	43,439
*,^	Match Group Inc.	450,901	29,777
*,^	Discovery Inc. Class A	1,200,627	23,340
	New York Times Co. Class A	612,397	18,807
*	Bandwidth Inc. Class A	249,136	16,764
*	Liberty Media Corp-Liberty Formula One Class C	447,849	12,195
*	Discovery Inc. Class C	660,120	11,578
	News Corp. Class B	1,267,597	11,396
*	MSG Networks Inc.	929,267	9,479
	News Corp. Class A	928,577	8,334
	Omnicom Group Inc.	82,007	4,502
*	Liberty Media Corp-Liberty SiriusXM Class A	116,232	3,683
	Cogent Communications Holdings Inc.	40,975	3,359
*	EverQuote Inc. Class A	110,195	2,893
			199,546
Consumer Discretionary (9.5%)
	Best Buy Co. Inc.	754,580	43,011
	PulteGroup Inc.	1,261,602	28,159
*	Planet Fitness Inc. Class A	575,825	28,043
	Whirlpool Corp.	315,483	27,068
*	NVR Inc.	8,819	22,657
*	RH	217,598	21,862
	Rent-A-Center Inc.	1,445,160	20,435
	H&R Block Inc.	1,435,885	20,217
	Wingstop Inc.	248,640	19,817
	Gentex Corp.	869,598	19,270
	Domino’s Pizza Inc.	44,105	14,293
	Autoliv Inc.	307,483	14,147
*	Meritage Homes Corp.	366,567	13,383
	Bloomin’ Brands Inc.	1,597,888	11,409
	Newell Brands Inc.	814,429	10,816
	Lithia Motors Inc. Class A	119,178	9,748
*	SeaWorld Entertainment Inc.	861,052	9,489
*	Taylor Morrison Home Corp.	774,025	8,514
*	Murphy USA Inc.	97,249	8,204
*	Adient plc	884,007	8,018
	DR Horton Inc.	234,462	7,972
	Aramark	389,717	7,783
*	Stamps.com Inc.	59,348	7,720
*	Qurate Retail Group Inc. QVC Group Class A	1,137,608	6,945
	Brinker International Inc.	452,662	5,436
	Toll Brothers Inc.	252,546	4,862
*	AutoNation Inc.	172,398	4,838
	Kohl’s Corp.	321,272	4,687
*	Under Armour Inc. Class C	580,441	4,678
	Brunswick Corp.	121,261	4,289
*	LKQ Corp.	207,459	4,255
	Big Lots Inc.	281,741	4,006
	Pool Corp.	17,784	3,499
*	Sally Beauty Holdings Inc.	422,254	3,412
*	Chipotle Mexican Grill Inc. Class A	4,911	3,214
	PetMed Express Inc.	90,237	2,597
	Aaron’s Inc.	113,153	2,578
	Dine Brands Global Inc.	86,203	2,472
*	Norwegian Cruise Line Holdings Ltd.	216,229	2,370
*	Asbury Automotive Group Inc.	42,148	2,328
*	CarMax Inc.	37,345	2,010
^	Dillard’s Inc. Class A	48,795	1,803
*	Deckers Outdoor Corp.	12,413	1,663
*	Skyline Champion Corp.	104,977	1,646
	Macy’s Inc.	239,024	1,174
	Group 1 Automotive Inc.	25,662	1,136
*	Installed Building Products Inc.	19,598	781
			458,714
Consumer Staples (3.3%)
	Campbell Soup Co.	834,944	38,541
	Bunge Ltd.	438,434	17,989
	Coty Inc. Class A	3,305,989	17,059

4

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Casey’s General Stores Inc.	125,135	16,579
*	Herbalife Nutrition Ltd.	517,148	15,080
	Lamb Weston Holdings Inc.	247,059	14,107
	McCormick & Co. Inc.	78,212	11,044
	Ingles Markets Inc. Class A	211,976	7,665
	Medifast Inc.	108,656	6,791
*	Edgewell Personal Care Co.	205,919	4,959
*	Darling Ingredients Inc.	239,765	4,596
*	TreeHouse Foods Inc.	101,743	4,492
*	USANA Health Sciences Inc.	21,209	1,225
			160,127
Energy (1.8%)
*	Renewable Energy Group Inc.	1,005,346	20,640
	HollyFrontier Corp.	618,509	15,160
	Plains GP Holdings LP Class A	2,430,686	13,636
*,^	Southwestern Energy Co.	7,307,348	12,349
	Devon Energy Corp.	1,140,608	7,882
	Delek US Holdings Inc.	488,532	7,699
^	Range Resources Corp.	1,649,240	3,760
*,^	Denbury Resources Inc.	12,457,437	2,300
	Peabody Energy Corp.	444,806	1,290
*,^	California Resources Corp.	1,103,198	1,103
			85,819
Financials (13.8%)
	MSCI Inc. Class A	197,925	57,192
	Primerica Inc.	390,593	34,560
	Regions Financial Corp.	3,568,523	32,010
	LPL Financial Holdings Inc.	573,686	31,226
	Zions Bancorp NA	1,111,729	29,750
	Equitable Holdings Inc.	1,861,635	26,901
	Walker & Dunlop Inc.	634,254	25,541
	Ally Financial Inc.	1,754,999	25,325
*	Athene Holding Ltd. Class A	1,016,981	25,241
	Voya Financial Inc.	510,238	20,690
	MGIC Investment Corp.	3,205,885	20,357
	Assured Guaranty Ltd.	695,147	17,928
	Comerica Inc.	603,715	17,713
	First American Financial Corp.	391,882	16,620
	Globe Life Inc.	213,994	15,401
	Unum Group	962,252	14,443
*	Arch Capital Group Ltd.	466,476	13,276
	Fifth Third Bancorp	875,335	12,999
	Hanover Insurance Group Inc.	137,623	12,466
	FactSet Research Systems Inc.	46,359	12,085
	First Horizon National Corp.	1,443,612	11,636
	Essent Group Ltd.	416,037	10,958
	Universal Insurance Holdings Inc.	605,931	10,858
	People’s United Financial Inc.	896,888	9,911
*	NMI Holdings Inc. Class A	851,845	9,890
^	Santander Consumer USA Holdings Inc.	645,958	8,985
	Cullen/Frost Bankers Inc.	142,231	7,935
	Umpqua Holdings Corp.	700,429	7,635
	Alleghany Corp.	13,464	7,437
	Webster Financial Corp.	321,622	7,365
	Lincoln National Corp.	273,959	7,211
	Citizens Financial Group Inc.	366,014	6,885
	OneMain Holdings Inc	358,395	6,853
	Evercore Inc.	148,570	6,843
	Huntington Bancshares Inc.	831,096	6,823
	Navient Corp.	850,987	6,450
*	Brighthouse Financial Inc.	255,714	6,181
	Federal Agricultural Mortgage Corp. Class C	105,415	5,864
	PacWest Bancorp	285,029	5,108
	Everest Re Group Ltd.	26,179	5,037
	CIT Group Inc.	287,039	4,954
	Erie Indemnity Co. Class A	30,871	4,576
	First Hawaiian Inc.	272,294	4,501
	Stifel Financial Corp.	106,635	4,402
	Nelnet Inc. Class A	96,700	4,391
	Interactive Brokers Group Inc.	89,341	3,857
	CNO Financial Group Inc.	279,855	3,467
	Hancock Whitney Corp.	145,720	2,844
	American Equity Investment Life Holding Co.	144,185	2,711
	First Financial Bankshares Inc.	81,993	2,201
	PennyMac Financial Services Inc.	94,326	2,086
	Artisan Partners Asset Management Inc. Class A	96,947	2,083
	International Bancshares Corp.	69,135	1,858
	TCF Financial Corp.	61,468	1,393
	FNB Corp.	140,633	1,036
	SEI Investments Co.	21,555	999
			664,948

5

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
Health Care (14.9%)
*	Veeva Systems Inc. Class A	374,547	58,568
	Chemed Corp.	109,221	47,315
*	DaVita Inc.	528,838	40,223
*	Charles River Laboratories International Inc.	303,843	38,348
*	Mettler-Toledo International Inc.	52,089	35,968
*	Haemonetics Corp.	354,286	35,308
*	PRA Health Sciences Inc.	422,231	35,062
*	Novocure Ltd.	509,443	34,306
	Universal Health Services Inc. Class B	335,454	33,237
	Dentsply Sirona Inc.	854,952	33,198
*	Henry Schein Inc.	653,957	33,038
*	Medpace Holdings Inc.	404,256	29,664
	Bruker Corp.	816,119	29,266
*	IQVIA Holdings Inc.	245,394	26,468
	Agilent Technologies Inc.	328,371	23,518
*	Tenet Healthcare Corp.	1,354,385	19,503
*	Waters Corp.	85,991	15,655
*	Endo International plc	4,062,600	15,032
*	Syneos Health Inc.	363,399	14,325
	Encompass Health Corp.	198,629	12,718
*	United Therapeutics Corp.	127,744	12,113
	STERIS plc	84,847	11,876
*	Avantor Inc.	928,183	11,593
*	ImmunoGen Inc.	3,328,567	11,350
*	Enanta Pharmaceuticals Inc.	206,652	10,628
	Cooper Cos. Inc.	36,112	9,955
*	Myriad Genetics Inc.	554,866	7,940
*	DexCom Inc.	15,577	4,195
*	Quidel Corp.	41,347	4,044
*	Molina Healthcare Inc.	27,492	3,841
*,^	Mallinckrodt plc	1,706,602	3,379
*	CRISPR Therapeutics AG	78,665	3,336
*	Biohaven Pharmaceutical Holding Co. Ltd.	95,695	3,257
*	Insulet Corp.	18,661	3,092
*	Alkermes plc	168,919	2,436
*	Prestige Consumer Healthcare Inc.	39,154	1,436
*	Amedisys Inc.	7,466	1,370
*	Puma Biotechnology Inc.	129,778	1,095
*	Select Medical Holdings Corp.	72,322	1,085
			718,741
Industrials (14.0%)
	WW Grainger Inc.	187,399	46,569
	Masco Corp.	1,086,843	37,572
	Allison Transmission Holdings Inc.	1,073,171	34,996
	Huntington Ingalls Industries Inc.	186,307	33,947
	Jacobs Engineering Group Inc.	418,852	33,202
	Expeditors International of Washington Inc.	481,466	32,123
*	FTI Consulting Inc.	235,105	28,159
	Oshkosh Corp.	421,937	27,143
	Owens Corning	671,464	26,060
*	Copart Inc.	356,087	24,399
*	MasTec Inc.	730,030	23,894
	Dover Corp.	237,296	19,919
*	Meritor Inc.	1,349,190	17,877
*	Aerojet Rocketdyne Holdings Inc.	426,457	17,839
*	TriNet Group Inc.	450,447	16,964
*	JetBlue Airways Corp.	1,811,989	16,217
	HEICO Corp.	210,716	15,722
*	HD Supply Holdings Inc.	552,796	15,716
	Robert Half International Inc.	401,789	15,168
	Nielsen Holdings plc	1,171,381	14,689
*	United Rentals Inc.	135,737	13,967
	SkyWest Inc.	483,319	12,658
	GATX Corp.	182,208	11,399
	Spirit AeroSystems Holdings Inc. Class A	470,969	11,270
	Armstrong World Industries Inc.	126,316	10,032
	Korn Ferry	387,488	9,424
	Wabash National Corp.	1,253,721	9,052
	Tetra Tech Inc.	124,187	8,770
	Landstar System Inc.	90,682	8,693
	Alaska Air Group Inc.	302,282	8,606
*	AeroVironment Inc.	131,432	8,012
	Rush Enterprises Inc. Class A	214,551	6,848
	Acuity Brands Inc.	75,236	6,445
	KAR Auction Services Inc.	470,433	5,645
*	Avis Budget Group Inc.	330,472	4,594
	Ennis Inc.	233,372	4,383
	CH Robinson Worldwide Inc.	65,437	4,332
	Herman Miller Inc.	192,004	4,262
	Fortune Brands Home & Security Inc.	84,999	3,676
	Hubbell Inc.	31,613	3,627
*	Builders FirstSource Inc.	280,069	3,425
*	TrueBlue Inc.	243,134	3,102
*	WESCO International Inc.	123,102	2,813
	ManpowerGroup Inc.	48,628	2,577
	Quad/Graphics Inc.	880,627	2,219
*	Cimpress plc	30,764	1,637
*	Atkore International Group Inc.	71,775	1,512

6

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Pentair plc	47,662	1,418
*,^	Bloom Energy Corp. Class A	227,521	1,190
	AGCO Corp.	23,341	1,103
*	JELD-WEN Holding Inc.	104,104	1,013
	Steelcase Inc. Class A	78,535	775
			676,654
Information Technology (19.5%)
*	Cadence Design Systems Inc.	868,714	57,370
*	Fortinet Inc.	521,178	52,728
*	Five9 Inc.	599,312	45,823
*	Synopsys Inc.	353,266	45,497
	Booz Allen Hamilton Holding Corp. Class A	661,005	45,371
	CDW Corp.	483,820	45,126
	Seagate Technology plc	915,858	44,694
	Leidos Holdings Inc.	458,171	41,991
*	CACI International Inc. Class A	192,328	40,610
*	Synaptics Inc.	621,631	35,974
*	Paycom Software Inc.	173,916	35,133
*	Lattice Semiconductor Corp.	1,922,427	34,258
	Jabil Inc.	1,122,722	27,596
	Avnet Inc.	1,083,259	27,190
*	Zebra Technologies Corp.	145,495	26,713
*	Advanced Micro Devices Inc.	500,104	22,745
*	Box Inc.	1,596,443	22,414
*	Teradata Corp.	1,092,362	22,382
	ManTech International Corp. Class A	301,322	21,897
*	Fair Isaac Corp.	64,352	19,800
*	Unisys Corp.	1,552,634	19,175
*	Manhattan Associates Inc.	376,898	18,777
*	Cirrus Logic Inc.	281,928	18,503
	MAXIMUS Inc.	260,426	15,157
*	Amkor Technology Inc.	1,911,046	14,887
*,^	SunPower Corp. Class A	2,799,243	14,192
	CSG Systems International Inc.	330,845	13,846
	Citrix Systems Inc.	94,487	13,375
*	Flex Ltd.	1,578,995	13,224
*	Inphi Corp.	149,185	11,811
*	Verint Systems Inc.	271,631	11,680
*	Euronet Worldwide Inc.	98,717	8,462
	SYNNEX Corp.	110,433	8,073
	Perspecta Inc.	297,415	5,425
*	SMART Global Holdings Inc.	220,556	5,359
	CDK Global Inc.	125,742	4,131
	Alliance Data Systems Corp.	119,298	4,014
*	EPAM Systems Inc.	21,023	3,903
	DXC Technology Co.	268,023	3,498
	Sabre Corp.	579,394	3,436
	Science Applications International Corp.	40,294	3,007
*	Avaya Holdings Corp.	343,182	2,776
*	Paylocity Holding Corp.	30,727	2,714
*	Ciena Corp.	47,706	1,899
*	ePlus Inc.	27,556	1,726
*	Dropbox Inc. Class A	93,802	1,698
*	Enphase Energy Inc.	47,631	1,538
			941,598
Materials (5.3%)
	Ball Corp.	749,308	48,450
	Reliance Steel & Aluminum Co.	367,062	32,151
	Avery Dennison Corp.	259,831	26,469
	Huntsman Corp.	1,827,200	26,367
	Scotts Miracle-Gro Co.	223,538	22,890
	Sealed Air Corp.	717,448	17,728
	Royal Gold Inc.	173,187	15,190
	Louisiana-Pacific Corp.	753,460	12,945
	CF Industries Holdings Inc.	461,737	12,559
	Greif Inc. Class A	369,523	11,489
*	Axalta Coating Systems Ltd.	380,383	6,569
	Domtar Corp.	264,928	5,733
	Warrior Met Coal Inc.	450,140	4,781
	PolyOne Corp.	239,490	4,543
	Commercial Metals Co.	274,814	4,339
*	Element Solutions Inc.	372,067	3,111
	Cabot Corp.	76,540	1,999
*	Summit Materials Inc. Class A	63,553	953
			258,266
Real Estate (8.3%)
	Invitation Homes Inc.	1,599,563	34,183
	Lexington Realty Trust Class B	3,325,036	33,018
	Life Storage Inc.	315,506	29,831
	Spirit Realty Capital Inc.	979,186	25,606
	Mid-America Apartment Communities Inc.	230,989	23,799
	Sabra Health Care REIT Inc.	2,149,104	23,468
	Brixmor Property Group Inc.	2,302,129	21,870
	CyrusOne Inc.	338,522	20,904
	Medical Properties Trust Inc.	1,156,528	19,996
	Iron Mountain Inc.	763,227	18,165
	VEREIT Inc	3,709,940	18,142
	Omega Healthcare Investors Inc.	533,570	14,161
	Brandywine Realty Trust	1,250,714	13,158

7

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Park Hotels & Resorts Inc.	1,650,468	13,055
	Kimco Realty Corp.	1,234,248	11,935
	Xenia Hotels & Resorts Inc.	1,034,782	10,658
	National Health Investors Inc.	212,851	10,540
	Universal Health Realty Income Trust	93,510	9,427
	SL Green Realty Corp.	190,599	8,215
	Service Properties Trust	1,501,615	8,109
	American Homes 4 Rent Class A	234,256	5,435
	GEO Group Inc.	347,679	4,228
	Diversified Healthcare Trust	1,070,828	3,887
	Healthcare Trust of America Inc. Class A	147,583	3,583
	CoreCivic Inc.	263,734	2,946
^	Washington Prime Group Inc.	3,014,754	2,427
	Piedmont Office Realty Trust Inc. Class A	134,337	2,372
^	Tanger Factory Outlet Centers Inc.	455,433	2,277
	Macerich Co.	337,189	1,898
	MGM Growth Properties LLC Class A	78,637	1,861
	EPR Properties	58,013	1,405
	Four Corners Property Trust Inc.	47,515	889
	Ashford Hospitality Trust Inc.	1,155,426	854
			402,302
Utilities (4.9%)
	AES Corp.	2,929,455	39,841
	Ameren Corp.	497,975	36,267
	FirstEnergy Corp.	896,486	35,922
	NRG Energy Inc.	1,192,462	32,506
	Vistra Energy Corp.	1,999,569	31,913
	Pinnacle West Capital Corp.	350,718	26,581
	CMS Energy Corp.	204,240	11,999
	Entergy Corp.	83,426	7,840
	Portland General Electric Co.	68,808	3,299
	MDU Resources Group Inc.	123,530	2,656
	IDACORP Inc.	29,912	2,626
	Hawaiian Electric Industries Inc.	53,661	2,310
	American States Water Co.	24,548	2,007
	NorthWestern Corp.	32,444	1,941
	ALLETE Inc.	26,320	1,597
			239,305
Total Common Stocks (Cost $5,819,708)			4,806,020
Temporary Cash Investments (1.8%)
Money Market Fund (1.7%)
1,2	Vanguard Market Liquidity Fund, 0.943%	825,601	82,407

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Treasury Bill, 1.515%, 4/9/20	2,850	2,850
Total Temporary Cash Investments (Cost $85,334)			85,257
Total Investments (101.2%) (Cost $5,905,042)			4,891,277
Other Assets and Liabilities—Net (-1.2%)[2,3]			(58,232)
Net Assets (100%)			4,833,045

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,403,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $63,160,000 was received for securities on loan.
3	Securities with a value of $2,850,000 and cash of $289,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

8

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	90	11,564	503
E-mini Russell 2000 Index	June 2020	170	9,755	268
E-mini S&P Mid-Cap 400 Index	June 2020	44	6,326	165
				936

See accompanying Notes, which are an integral part of the Financial Statements.

9

Strategic Equity Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,822,557)	4,808,870
Affiliated Issuers (Cost $82,485)	82,407
Total Investments in Securities	4,891,277
Investment in Vanguard	291
Cash	600
Cash Collateral Pledged—Futures Contracts	289
Receivables for Investment Securities Sold	1,307
Receivables for Accrued Income	9,060
Receivables for Capital Shares Issued	3,040
Variation Margin Receivable—Futures Contracts	43
Total Assets	4,905,907
Liabilities
Payables for Investment Securities Purchased	1,361
Collateral for Securities on Loan	63,160
Payables for Capital Shares Redeemed	4,551
Payables to Vanguard	3,425
Variation Margin Payable—Futures Contracts	365
Total Liabilities	72,862
Net Assets	4,833,045
At March 31, 2020, net assets consisted of:

Paid-in Capital	5,657,700
Total Distributable Earnings (Loss)	(824,655)
Net Assets	4,833,045

Net Assets
Applicable to 212,361,099 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,833,045
Net Asset Value Per Share	$22.76

See accompanying Notes, which are an integral part of the Financial Statements.

10

Strategic Equity Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends	53,276
Interest[1]	286
Securities Lending—Net	1,359
Total Income	54,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	909
Management and Administrative	4,537
Marketing and Distribution	399
Custodian Fees	20
Shareholders’ Reports	40
Trustees’ Fees and Expenses	3
Total Expenses	5,908
Net Investment Income	49,013
Realized Net Gain (Loss)
Investment Securities Sold[1]	210,186
Futures Contracts	(12,516)
Realized Net Gain (Loss)	197,670
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,989,083)
Futures Contracts	1,952
Change in Unrealized Appreciation (Depreciation)	(1,987,131)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,740,448)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $265,000, $21,000, and ($88,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Strategic Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,013	101,249
Realized Net Gain (Loss)	197,670	96,770
Change in Unrealized Appreciation (Depreciation)	(1,987,131)	(666,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,740,448)	(468,448)
Distributions[1]
Total Distributions	(213,745)	(599,518)
Capital Share Transactions
Issued	334,081	756,397
Issued in Lieu of Cash Distributions	199,995	563,538
Redeemed	(845,314)	(1,099,829)
Net Increase (Decrease) from Capital Share Transactions	(311,238)	220,106
Total Increase (Decrease)	(2,265,431)	(847,860)
Net Assets
Beginning of Period	7,098,476	7,946,336
End of Period	4,833,045	7,098,476

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Strategic Equity Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.87	$37.21	$34.89	$30.41	$30.82	$32.02
Investment Operations
Net Investment Income	.224[1]	.449[1]	.392[1]	.504[1]	.624	.466
Net Realized and Unrealized Gain (Loss) on Investments	(8.356)	(2.980)	4.781	4.988	2.440	.207
Total from Investment Operations	(8.132)	(2.531)	5.173	5.492	3.064	.673
Distributions
Dividends from Net Investment Income	(.444)	(.395)	(.460)	(.509)	(.507)	(.354)
Distributions from Realized Capital Gains	(.534)	(2.414)	(2.393)	(.503)	(2.967)	(1.519)
Total Distributions	(.978)	(2.809)	(2.853)	(1.012)	(3.474)	(1.873)
Net Asset Value, End of Period	$22.76	$31.87	$37.21	$34.89	$30.41	$30.82
Total Return[2]	-26.48%	-5.63%	15.63%	18.28%	10.62%	2.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,833	$7,098	$7,946	$7,051	$6,046	$5,739
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.42%	1.10%	1.53%	2.09%	1.41%
Portfolio Turnover Rate	29%	60%	82%	81%	74%	70%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Strategic Equity Fund

Notes to Financial Statements

Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

14

Strategic Equity Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

15

Strategic Equity Fund

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $291,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

16

Strategic Equity Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,806,020	—	—	4,806,020
Temporary Cash Investments	82,407	2,850	—	85,257
Total	4,888,427	2,850	—	4,891,277
Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Liabilities
Futures Contracts[1]	365	—	—	365

1	Represents variation margin on the last day of the reporting period.

D.   As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,905,042
Gross Unrealized Appreciation	642,417
Gross Unrealized Depreciation	(1,655,246)
Net Unrealized Appreciation (Depreciation)	(1,012,829)

E.   During the six months ended March 31, 2020, the fund purchased $1,949,239,000 of investment securities and sold $2,416,845,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	11,538	24,126
Issued in Lieu of Cash Distributions	6,031	20,418
Redeemed	(27,948)	(35,338)
Net Increase (Decrease) in Shares Outstanding	(10,379)	9,206

G.   Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

20

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1142 052020

Semiannual Report | March 31, 2020

Vanguard Capital Opportunity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Opportunity Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$894.87	$2.04
Admiral™ Shares	1,000.00	895.22	1.71
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.85	$2.17
Admiral Shares	1,000.00	1,023.20	1.82

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Capital Opportunity Fund

Fund Allocation

As of March 31, 2020

Communication Services	4.8%
Consumer Discretionary	9.6
Energy	1.4
Financials	6.5
Health Care	36.3
Industrials	12.3
Information Technology	29.1
Materials	0.0
Real Estate	0.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Capital Opportunity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.2%)
Communication Services (4.7%)
*	Alphabet Inc. Class A	195,817	227,530
*	Alphabet Inc. Class C	178,669	207,758
*	Baidu Inc. ADR	1,204,200	121,371
*	Electronic Arts Inc.	400,000	40,068
*	Facebook Inc. Class A	163,200	27,222
	Walt Disney Co.	91,000	8,791
*	Sprint Corp.	311,000	2,681
*	Pinterest Inc. Class A	60,000	926
*	Madison Square Garden Co.	3,100	655
			637,002
Consumer Discretionary (9.3%)
*	Alibaba Group Holding Ltd. ADR	1,799,000	349,869
*	Tesla Inc.	393,566	206,229
	TJX Cos. Inc.	3,103,000	148,354
*	CarMax Inc.	2,638,597	142,036
*	Amazon.com Inc.	71,700	139,795
	Sony Corp. ADR	1,498,200	88,663
	Carnival Corp.	2,729,045	35,941
	Royal Caribbean Cruises Ltd.	939,900	30,237
	Ross Stores Inc.	252,500	21,960
	eBay Inc.	610,600	18,355
*	Norwegian Cruise Line Holdings Ltd.	1,282,000	14,051
*	Capri Holdings Ltd.	1,250,000	13,487
	Las Vegas Sands Corp.	298,900	12,694
	Marriott International Inc. Class A	131,300	9,823
	Newell Brands Inc.	500,000	6,640
	Hilton Worldwide Holdings Inc.	76,333	5,209
*	Ulta Beauty Inc.	23,000	4,041
	Restaurant Brands International Inc.	88,500	3,543
	Lowe’s Cos. Inc.	34,100	2,934
	Whirlpool Corp.	24,800	2,128
	Gildan Activewear Inc.	100,000	1,276
*	Burlington Stores Inc.	1,950	309
*	AutoZone Inc.	220	186
*	Five Below Inc.	1,600	113
			1,257,873
Energy (1.3%)
	Pioneer Natural Resources Co.	1,036,373	72,702
	Hess Corp.	1,425,474	47,468
	Cabot Oil & Gas Corp.	1,260,550	21,669
	EOG Resources Inc.	402,121	14,444
*	Transocean Ltd.	11,836,496	13,730
*	Southwestern Energy Co.	3,500,000	5,915
	TechnipFMC plc	446,600	3,010
			178,938
Financials (6.3%)
	E*TRADE Financial Corp.	3,814,169	130,902
	Northern Trust Corp.	1,639,251	123,698
	Charles Schwab Corp.	3,310,600	111,302
	Bank of America Corp.	5,201,417	110,426
	Raymond James Financial Inc.	1,602,770	101,295
	Wells Fargo & Co.	3,492,100	100,223
	JPMorgan Chase & Co.	743,776	66,962
	Discover Financial Services	1,424,108	50,798
	CME Group Inc.	146,954	25,410
	Progressive Corp.	306,700	22,647
	Citigroup Inc.	80,000	3,370
	LPL Financial Holdings Inc.	60,000	3,266
			850,299
Health Care (35.3%)
	Eli Lilly & Co.	5,164,118	716,366
*	Biogen Inc.	2,035,750	644,071
	Amgen Inc.	2,475,499	501,858
*	BioMarin Pharmaceutical Inc.	5,244,130	443,129
*	Qiagen NV	6,721,940	279,633
*	Seattle Genetics Inc.	2,387,472	275,466

4

Capital Opportunity Fund

			Market
			Value•
		Shares	($000)
	Novartis AG ADR	3,290,200	271,277
	Bristol-Myers Squibb Co.	3,507,230	195,493
	Roche Holding AG	505,016	162,485
*	Boston Scientific Corp.	4,791,776	156,356
	Thermo Fisher Scientific Inc.	527,564	149,617
*	Illumina Inc.	422,070	115,276
	AstraZeneca plc ADR	2,296,100	102,544
*	Edwards Lifesciences Corp.	535,000	100,912
*	Elanco Animal Health Inc.	4,364,816	97,728
*,^	BioNTech SE ADR	1,147,783	67,031
	PerkinElmer Inc.	844,990	63,611
*	Alkermes plc	3,999,735	57,676
*	BeiGene Ltd. (XNGS)	432,321	53,223
*	LivaNova plc	1,171,440	53,008
	Abbott Laboratories	654,900	51,678
*	FibroGen Inc.	1,321,971	45,938
	Zimmer Biomet Holdings Inc.	448,400	45,324
*	Charles River Laboratories International Inc.	342,000	43,164
*	Alcon Inc.	538,940	27,389
*	BeiGene Ltd. (XHKG)	2,366,000	22,828
	Agilent Technologies Inc.	213,000	15,255
	Medtronic plc	157,000	14,158
1	Siemens Healthineers AG	136,900	5,292
*	ImmunoGen Inc.	673,127	2,295
*	Adaptive Biotechnologies Corp.	28,100	781
	Cerner Corp.	9,400	592
			4,781,454
Industrials (12.0%)
	Southwest Airlines Co.	9,308,700	331,483
	FedEx Corp.	1,800,374	218,313
	Jacobs Engineering Group Inc.	1,963,619	155,656
*	United Airlines Holdings Inc.	4,766,793	150,392
	Airbus SE	2,180,000	140,571
*	Aecom	4,658,930	139,069
	Delta Air Lines Inc.	3,902,510	111,339
^	American Airlines Group Inc.	5,949,300	72,522
*	JetBlue Airways Corp.	6,444,050	57,674
	TransDigm Group Inc.	114,619	36,700
	United Technologies Corp.	345,600	32,600
	Caterpillar Inc.	278,600	32,329
	Curtiss-Wright Corp.	335,000	30,957
	IDEX Corp.	216,730	29,932
	Old Dominion Freight Line Inc.	197,400	25,911
	Textron Inc.	812,100	21,659
*	Lyft Inc. Class A	625,150	16,785
*	Ryanair Holdings plc ADR	245,200	13,018
	Rockwell Automation Inc.	41,400	6,248
			1,623,158
Information Technology (28.3%)
	Microsoft Corp.	2,267,900	357,671
*	Adobe Inc.	1,025,000	326,196
	Texas Instruments Inc.	2,714,150	271,225
*	Splunk Inc.	2,001,920	252,702
*	Micron Technology Inc.	5,759,800	242,257
	NetApp Inc.	5,246,500	218,727
	QUALCOMM Inc.	2,842,990	192,328
	KLA Corp.	1,149,840	165,278
	ASML Holding NV	615,500	161,040
*	Flex Ltd.	18,950,502	158,711
*	Trimble Inc.	4,295,028	136,711
*	Descartes Systems Group Inc.	3,926,965	135,048
	Universal Display Corp.	972,864	128,204
*	Cree Inc.	3,303,600	117,146
	Corning Inc.	5,250,174	107,839
	NVIDIA Corp.	379,200	99,957
	Visa Inc. Class A	559,600	90,163
	Entegris Inc.	1,476,900	66,121
*	Telefonaktiebolaget LM Ericsson ADR	6,397,570	51,756
*	FormFactor Inc.	2,398,741	48,191
	Intuit Inc.	200,500	46,115
*	VMware Inc. Class A	376,600	45,606
*	PayPal Holdings Inc.	451,800	43,255
*	Nuance Communications Inc.	2,231,400	37,443
	HP Inc.	2,154,850	37,408
	Teradyne Inc.	642,300	34,793
*,^	BlackBerry Ltd.	8,198,376	33,859
*	Keysight Technologies Inc.	371,560	31,092
	Hewlett Packard Enterprise Co.	3,118,875	30,284
	Jabil Inc.	1,204,000	29,594
	Intel Corp.	503,400	27,244
	Apple Inc.	106,700	27,133
	Oracle Corp.	385,000	18,607
	Nokia Oyj ADR	4,095,100	12,695
*	Autodesk Inc.	61,200	9,553
*	Palo Alto Networks Inc.	44,100	7,231
*	salesforce.com Inc.	50,000	7,199
	Plantronics Inc.	698,800	7,030
*	Cerence Inc.	272,800	4,201
	Western Digital Corp.	91,700	3,817
	Analog Devices Inc.	39,800	3,568
	Mastercard Inc. Class A	9,600	2,319
	Applied Materials Inc.	10,700	490

5

	Capital Opportunity Fund

			Market
			Value•
		Shares	($000)
*	RingCentral Inc. Class A	700	148
*	Okta Inc.	600	73
*	Arista Networks Inc.	150	30
			3,828,058
	Materials (0.0%)
	Albemarle Corp.	400	23

	Real Estate (0.0%)
	Alexandria Real Estate Equities Inc.	10,300	1,412
	Total Common Stocks
	(Cost $7,204,027)		13,158,217
Temporary Cash Investment (3.1%)
	Money Market Fund (3.1%)
2,3	Vanguard Market Liquidity Fund, 0.943%
	(Cost $424,902)	4,249,124	424,402
	Total Investments (100.3%)
	(Cost $7,628,929)		13,582,619
	Other Assets and Liabilities—Net (-0.3%)[3]		(39,666)
	Net Assets (100%)		13,542,953

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $101,770,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of this security represented 0.0% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $110,373,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Capital Opportunity Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,204,027)	13,158,217
Affiliated Issuers (Cost $424,902)	424,402
Total Investments in Securities	13,582,619
Investment in Vanguard	735
Receivables for Investment Securities Sold	79,453
Receivables for Accrued Income	17,193
Receivables for Capital Shares Issued	4,789
Total Assets	13,684,789
Liabilities
Payables for Investment Securities Purchased	6,999
Collateral for Securities on Loan	110,373
Payables for Investment Advisor	9,766
Payables for Capital Shares Redeemed	5,684
Payables to Vanguard	9,014
Total Liabilities	141,836
Net Assets	13,542,953

At March 31, 2020, net assets consisted of:

Paid-in Capital	6,891,268
Total Distributable Earnings (Loss)	6,651,685
Net Assets	13,542,953

Investor Shares—Net Assets
Applicable to 25,155,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,361,787
Net Asset Value Per Share—Investor Shares	$54.13

Admiral Shares—Net Assets
Applicable to 97,440,406 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,181,166
Net Asset Value Per Share—Admiral Shares	$125.01

See accompanying Notes, which are an integral part of the Financial Statements.

7

Capital Opportunity Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	103,687
Interest[2]	3,578
Securities Lending—Net	3,651
Total Income	110,916
Expenses
Investment Advisory Fees—Note B	19,798
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,599
Management and Administrative—Admiral Shares	9,378
Marketing and Distribution—Investor Shares	92
Marketing and Distribution—Admiral Shares	308
Custodian Fees	168
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	31
Trustees’ Fees and Expenses	10
Total Expenses	31,399
Net Investment Income	79,517
Realized Net Gain (Loss)
Investment Securities Sold[2]	703,999
Foreign Currencies	(44)
Realized Net Gain (Loss)	703,955
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,339,382)
Foreign Currencies	169
Change in Unrealized Appreciation (Depreciation)	(2,339,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,555,741)

1	Dividends are net of foreign withholding taxes of $2,478,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,578,000, ($120,000), and ($575,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Capital Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,517	151,605
Realized Net Gain (Loss)	703,955	1,012,978
Change in Unrealized Appreciation (Depreciation)	(2,339,213)	(2,114,366)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,555,741)	(949,783)
Distributions[1]
Investor Shares	(111,496)	(176,547)
Admiral Shares	(986,047)	(1,503,798)
Total Distributions	(1,097,543)	(1,680,345)
Capital Share Transactions
Investor Shares	(61,504)	(95,511)
Admiral Shares	(44,631)	591,538
Net Increase (Decrease) from Capital Share Transactions	(106,135)	496,027
Total Increase (Decrease)	(2,759,419)	(2,134,101)
Net Assets
Beginning of Period	16,302,372	18,436,473
End of Period	13,542,953	16,302,372

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Capital Opportunity Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$64.38	$75.87	$65.51	$54.99	$50.25	$51.42
Investment Operations
Net Investment Income	.291[1]	.549[1]	.428[1]	.429[1]	.375	.349
Net Realized and Unrealized Gain (Loss) on Investments	(6.163)	(5.116)	12.957	13.136	7.090	.666
Total from Investment Operations	(5.872)	(4.567)	13.385	13.565	7.465	1.015
Distributions
Dividends from Net Investment Income	(.501)	(.473)	(.449)	(.370)	(.299)	(.308)
Distributions from Realized Capital Gains	(3.877)	(6.450)	(2.576)	(2.675)	(2.426)	(1.877)
Total Distributions	(4.378)	(6.923)	(3.025)	(3.045)	(2.725)	(2.185)
Net Asset Value, End of Period	$54.13	$64.38	$75.87	$65.51	$54.99	$50.25

Total Return[2]	-10.51%	-5.01%	21.03%	25.77%	15.20%	1.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,362	$1,684	$2,065	$2,182	$2,134	$2,283
Ratio of Total Expenses to Average Net Assets	0.43%	0.44%	0.43%	0.44%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.84%	0.62%	0.73%	0.73%	0.65%
Portfolio Turnover Rate	5%	6%	10%	9%	6%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Capital Opportunity Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$148.73	$175.34	$151.28	$127.00	$116.06	$118.79
Investment Operations
Net Investment Income	.726[1]	1.374[1]	1.103[1]	1.084[1]	.965	.916
Net Realized and Unrealized Gain (Loss) on Investments	(14.220)	(11.834)	29.937	30.333	16.366	1.504
Total from Investment Operations	(13.494)	(10.460)	31.040	31.417	17.331	2.420
Distributions
Dividends from Net Investment Income	(1.270)	(1.241)	(1.030)	(.962)	(.791)	(.816)
Distributions from Realized Capital Gains	(8.956)	(14.909)	(5.950)	(6.175)	(5.600)	(4.334)
Total Distributions	(10.226)	(16.150)	(6.980)	(7.137)	(6.391)	(5.150)
Net Asset Value, End of Period	$125.01	$148.73	$175.34	$151.28	$127.00	$116.06

Total Return[2]	-10.48%	-4.95%	21.12%	25.86%	15.28%	1.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,181	$14,618	$16,372	$13,621	$11,593	$10,579
Ratio of Total Expenses to Average Net Assets	0.36%	0.37%	0.36%	0.37%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.91%	0.69%	0.80%	0.80%	0.72%
Portfolio Turnover Rate	5%	6%	10%	9%	6%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Capital Opportunity Fund

Notes to Financial Statements

Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the

12

Capital Opportunity Fund

opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

13

Capital Opportunity Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2020, the investment advisory fee represented an effective annual rate of 0.23% of the fund’s average net assets.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $735,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	12,827,041	331,176	—	13,158,217
Temporary Cash Investments	424,402	—	—	424,402
Total	13,251,443	331,176	—	13,582,619

14

Capital Opportunity Fund

E.   As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,628,929
Gross Unrealized Appreciation	7,285,354
Gross Unrealized Depreciation	(1,331,664)
Net Unrealized Appreciation (Depreciation)	5,953,690

F.   During the six months ended March 31, 2020, the fund purchased $807,321,000 of investment securities and sold $1,725,115,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	92,392	1,442	189,938	2,962
Issued in Lieu of Cash Distributions	104,117	1,530	165,096	2,846
Redeemed	(258,013)	(3,977)	(450,545)	(6,862)
Net Increase (Decrease)—Investor Shares	(61,504)	(1,005)	(95,511)	(1,054)
Admiral Shares
Issued	272,105	1,822	619,486	4,131
Issued in Lieu of Cash Distributions	875,790	5,574	1,350,319	10,083
Redeemed	(1,192,526)	(8,241)	(1,378,267)	(9,297)
Net Increase (Decrease)—Admiral Shares	(44,631)	(845)	591,538	4,917

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

16

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Opportunity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1112 052020

Semiannual Report | March 31, 2020

Vanguard Global Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	21

Liquidity Risk Management	23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Equity Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$863.52	$2.19
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.65	2.38

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.47%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Global Equity Fund

Fund Allocation

As of March 31, 2020

Communication Services	10.5%
Consumer Discretionary	14.7
Consumer Staples	8.4
Energy	1.4
Financials	19.7
Health Care	13.5
Industrials	11.9
Information Technology	14.3
Materials	4.5
Real Estate	0.9
Utilities	0.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Global Equity Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of March 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	Australia †		49,506	0.9%

	Austria †		2,523	0.0%

	Belgium †		1,520	0.0%

	Brazil †		53,773	1.0%

	Canada
	Barrick Gold Corp.	2,158,864	39,550	0.7%
	Fairfax Financial Holdings Ltd. (XTSE)	119,132	36,522	0.7%
*	Shopify Inc.	84,152	35,085	0.6%
1	Canada—Other †		59,070	1.1%
			170,227	3.1%

	Chile †		5,166	0.1%

	China
*	Alibaba Group Holding Ltd. ADR	439,524	85,479	1.6%
	Ping An Insurance Group Co. of China Ltd.	4,853,000	47,396	0.9%
*	Autohome Inc. ADR	204,697	14,538	0.2%
1	China—Other †		106,987	2.0%
			254,400	4.7%

	Colombia †		2,830	0.1%

	Czech Republic †		1,027	0.0%

	[1]Denmark †		44,328	0.8%

Global Equity Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Finland †	6,637	0.1%

France
Pernod Ricard SA	363,628	51,612	1.0%
France—Other †	110,237	2.0%
161,849	3.0%
Germany
SAP SE	437,515	48,848	0.9%
Germany—Other †	73,358	1.3%
122,206	2.2%

Greece †	9,525	0.2%

Hong Kong
AIA Group Ltd.	6,755,200	60,490	1.1%
Hong Kong—Other †	39,908	0.7%
100,398	1.8%
India
Housing Development Finance Corp. Ltd.	1,407,799	30,386	0.6%
1	India—Other †	51,415	0.9%
81,801	1.5%

Indonesia †	2,993	0.1%

Ireland
CRH plc	1,309,111	35,523	0.6%
§	Ireland—Other †	31,174	0.6%
66,697	1.2%

Italy †	6,764	0.1%

Japan
Olympus Corp.	3,387,900	48,838	0.9%
MS&AD Insurance Group Holdings Inc.	1,643,600	45,858	0.8%
Sysmex Corp.	464,900	33,647	0.6%
SoftBank Group Corp.	910,100	32,220	0.6%
SMC Corp.	74,100	31,066	0.6%
Japan—Other †	320,548	5.9%
512,177	9.4%

Kenya †	1,945	0.0%

Malaysia †	1,233	0.0%

[1]Mexico †	11,546	0.2%

Netherlands
Unilever NV	931,919	45,805	0.9%
*	Prosus NV	460,685	32,257	0.6%
1	Netherlands—Other †	44,377	0.8%
122,439	2.3%

Global Equity Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
New Zealand †	2,280	0.0%

Norway †	27,196	0.5%

Peru †	883	0.0%

Philippines †	168	0.0%

Poland †	1,093	0.0%

Russia †	35,585	0.7%

Singapore †	29,406	0.6%

South Africa
Naspers Ltd.	569,877	80,988	1.5%
South Africa—Other †	14,330	0.3%
95,318	1.8%
South Korea
Samsung Electronics Co. Ltd.	938,035	36,472	0.7%
South Korea—Other †	26,608	0.5%
63,080	1.2%

[1]Spain †	3,508	0.1%

Sweden †	74,348	1.4%

Switzerland
Cie Financiere Richemont SA (XVTX)	648,136	34,645	0.6%
Switzerland—Other †	117,005	2.2%
151,650	2.8%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	837,691	40,033	0.7%
Taiwan—Other †	31,879	0.6%
71,912	1.3%

Thailand †	4,845	0.1%

Turkey †	2,986	0.1%

United Kingdom
Prudential plc	5,104,852	63,964	1.2%
Reckitt Benckiser Group plc	400,344	30,497	0.5%
1	United Kingdom—Other †	173,117	3.2%
267,578	4.9%
United States
Communication Services
*	Alphabet Inc. Class C	85,848	99,825	1.8%
*	Facebook Inc. Class A	434,515	72,477	1.3%
*	Alphabet Inc. Class A	49,238	57,212	1.1%
Communication Services—Other †	82,306	1.5%
311,820	5.7%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Consumer Discretionary
* Amazon.com Inc.	65,546	127,796	2.3%
* Booking Holdings Inc.	31,338	42,160	0.8%
Consumer Discretionary—Other †		151,660	2.8%
		321,616	5.9%
Consumer Staples
Archer-Daniels-Midland Co.	1,105,333	38,886	0.7%
Consumer Staples—Other †		130,790	2.4%
		169,676	3.1%

Energy †		27,047	0.5%

Financials
Moody’s Corp.	360,978	76,347	1.4%
* Berkshire Hathaway Inc. Class B	228,521	41,781	0.8%
Wells Fargo & Co.	1,375,769	39,485	0.7%
Arthur J Gallagher & Co.	461,116	37,586	0.7%
* Markel Corp.	40,257	37,354	0.7%
Financials—Other †		252,030	4.6%
		484,583	8.9%
Health Care
Anthem Inc.	320,017	72,657	1.3%
Johnson & Johnson	505,421	66,276	1.2%
* Waters Corp.	268,571	48,893	0.9%
ResMed Inc.	299,279	44,081	0.8%
Merck & Co. Inc.	546,316	42,033	0.8%
Thermo Fisher Scientific Inc.	144,556	40,996	0.8%
* Teladoc Health Inc.	233,641	36,217	0.7%
* Alnylam Pharmaceuticals Inc.	294,447	32,050	0.6%
* Seattle Genetics Inc.	269,918	31,143	0.6%
Health Care—Other †		88,534	1.6%
		502,880	9.3%

§Industrials †		217,717	4.0%

Information Technology
Microsoft Corp.	418,229	65,959	1.2%
Mastercard Inc. Class A	271,166	65,503	1.2%
Oracle Corp.	1,301,459	62,900	1.2%
Intel Corp.	873,300	47,263	0.9%
Visa Inc. Class A	203,354	32,764	0.6%
Texas Instruments Inc.	323,346	32,312	0.6%
Information Technology—Other †		168,967	3.1%
		475,668	8.8%
Materials
Martin Marietta Materials Inc.	176,319	33,365	0.6%
Materials—Other †		55,212	1.0%
		88,577	1.6%

Global Equity Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Real Estate †			41,067	0.8%
			2,640,651	48.6%
Total Common Stocks (Cost $5,120,593)			5,265,997	96.9%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.943%	1,561,803	155,993	2.9%

4U.S. Government and Agency Obligations †			7,249	0.1%
Total Temporary Cash Investments (Cost $163,370)			163,242	3.0%
[5]Total Investments (Cost $5,283,963)			5,429,239	99.9%
Other Assets and Liabilities—Net[3,4,6]			3,754	0.1%
Net Assets			5,432,993	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $80,255,000, representing 1.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $18,256,000 was received for securities on loan.

4	Securities with a value of $7,249,000 and cash of $5,112,000 have been segregated as initial margin for open futures contracts.

5	The total value of securities on loan is $15,908,000.

6	Cash of $2,470,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	June 2020	511		65,656	1,533
MSCI Emerging Market Index	June 2020	356		15,004	1,607
Dow Jones EURO STOXX 50 Index	June 2020	413		12,513	1,693
Topix Index	June 2020	73		9,525	508
FTSE 100 Index	June 2020	96		6,720	654
S&P ASX 200 Index	June 2020	41		3,221	(23)
					5,972

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	EUR	16,234	USD	18,188	—	(282)
Morgan Stanley Capital Services LLC	7/2/20	EUR	14,033	USD	15,200	331	—
Barclays Bank plc	4/2/20	JPY	1,491,609	USD	13,821	51	—
Royal Bank of Canada	7/2/20	JPY	1,491,609	USD	13,446	481	—
Toronto-Dominion Bank	4/2/20	GBP	8,777	USD	11,750	—	(848)
Morgan Stanley Capital Services LLC	7/2/20	GBP	8,105	USD	9,499	583	—
BNP Paribas	4/2/20	AUD	6,739	USD	4,641	—	(496)
Toronto-Dominion Bank	7/2/20	AUD	7,426	USD	4,409	160	—
Barclays Bank plc	4/2/20	AUD	687	USD	473	—	(50)
Morgan Stanley Capital Services LLC	4/2/20	USD	15,139	EUR	14,033	—	(337)
Royal Bank of Canada	4/2/20	USD	13,368	JPY	1,491,609	—	(504)
Morgan Stanley Capital Services LLC	4/2/20	USD	9,483	GBP	8,105	—	(585)
Toronto-Dominion Bank	4/2/20	USD	4,407	AUD	7,426	—	(160)
Goldman Sachs International	4/2/20	USD	2,473	EUR	2,202	45	—
Goldman Sachs International	4/2/20	USD	883	GBP	672	49	—
						1,700	(3,262)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,127,834)	5,273,246
Affiliated Issuers (Cost $156,129)	155,993
Total Investments in Securities	5,429,239
Investment in Vanguard	297
Cash	458
Foreign Currency, at Value (Cost $10,765)	10,812
Cash Collateral Pledged—Futures Contracts	5,112
Cash Collateral Pledged—Forward Currency Contracts	2,470
Receivables for Investment Securities Sold	16,200
Receivables for Accrued Income	16,967
Receivables for Capital Shares Issued	2,825
Variation Margin Receivable—Futures Contracts	988
Unrealized Appreciation—Forward Currency Contracts	1,700
Total Assets	5,487,068
Liabilities
Payables for Investment Securities Purchased	19,282
Collateral for Securities on Loan	18,256
Payables to Investment Advisor	3,983
Payables for Capital Shares Redeemed	3,471
Payables to Vanguard	4,383
Variation Margin Payable—Futures Contracts	1,438
Unrealized Depreciation—Forward Currency Contracts	3,262
Total Liabilities	54,075
Net Assets	5,432,993
At March 31, 2020, net assets consisted of:

Paid-in Capital	5,321,665
Total Distributable Earnings (Loss)	111,328
Net Assets	5,432,993

Net Assets
Applicable to 217,406,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,432,993
Net Asset Value Per Share	$24.99

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	47,119
Dividends—Affiliated Issuers	318
Interest—Unaffiliated Issuers	59
Interest—Affiliated Issuers	1,962
Securities Lending—Net	478
Total Income	49,936
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,826
Performance Adjustment	509
The Vanguard Group—Note C
Management and Administrative	6,845
Marketing and Distribution	392
Custodian Fees	109
Shareholders’ Reports	33
Trustees’ Fees and Expenses	5
Total Expenses	15,719
Net Investment Income	34,217
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	10,009
Investment Securities Sold—Affiliated Issuers	(2,653)
Futures Contracts	(18,789)
Forward Currency Contracts	646
Foreign Currencies	130
Realized Net Gain (Loss)	(10,657)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(900,988)
Investment Securities—Affiliated Issuers	(429)
Futures Contracts	6,123
Forward Currency Contracts	(1,222)
Foreign Currencies	261
Change in Unrealized Appreciation (Depreciation)	(896,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	(872,695)

1	Dividends are net of foreign withholding taxes of $3,001,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,217	141,167
Realized Net Gain (Loss)	(10,657)	268,766
Change in Unrealized Appreciation (Depreciation)	(896,255)	(215,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	(872,695)	193,973
Distributions[1]
Total Distributions	(418,327)	(386,944)
Capital Share Transactions
Issued	443,658	1,495,387
Issued in Lieu of Cash Distributions	381,376	360,512
Redeemed	(613,596)	(919,403)
Net Increase (Decrease) from Capital Share Transactions	211,438	936,496
Total Increase (Decrease)	(1,079,584)	743,525
Net Assets
Beginning of Period	6,512,577	5,769,052
End of Period	5,432,993	6,512,577

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.75	$32.62	$29.98	$25.18	$22.85	$24.19
Investment Operations
Net Investment Income	.157 [1]	.700 [1,2]	.426[1]	.351[1]	.385	.373
Net Realized and Unrealized Gain (Loss) on Investments	(3.946)	(.354)	2.618	4.823	2.350	(1.338)
Total from Investment Operations	(3.789)	.346	3.044	5.174	2.735	(.965)
Distributions
Dividends from Net Investment Income	(.742)	(.416)	(.404)	(.374)	(.405)	(.375)
Distributions from Realized Capital Gains	(1.229)	(1.800)	—	—	—	—
Total Distributions	(1.971)	(2.216)	(.404)	(.374)	(.405)	(.375)
Net Asset Value, End of Period	$24.99	$30.75	$32.62	$29.98	$25.18	$22.85

Total Return[3]	-13.65%	2.19%	10.22%	20.85%	12.11%	-4.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,433	$6,513	$5,769	$5,387	$4,515	$4,144
Ratio of Total Expenses to Average Net Assets[4]	0.47%	0.48%	0.48%	0.48%	0.51%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.04%	2.35%[2]	1.34%	1.30%	1.61%	1.49%
Portfolio Turnover Rate	7%	49%	40%	47%	45%	36%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.200 and 0.67%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.02%, 0.02%, 0.05%, and 0.08%.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Notes to Financial Statements

Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Global Equity Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended March 31, 2020, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

Global Equity Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

Global Equity Fund

extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Marathon Asset Management LLP are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended March 31, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $509,000 (0.02%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Global Equity Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $297,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—International	504,227	2,121,119	—	2,625,346
Common Stocks—United States	2,640,447	204	—	2,640,651
Temporary Cash Investments	155,993	7,249	—	163,242
Total	3,300,667	2,128,572	—	5,429,239
Derivative Financial Instruments
Assets
Futures Contracts[1]	988	—	—	988
Forward Currency Contracts	—	1,700	—	1,700
Total	988	1,700	—	2,688
Liabilities
Futures Contracts[1]	1,438	—	—	1,438
Forward Currency Contracts	—	3,262	—	3,262
Total	1,438	3,262	—	4,700

1 Represents variation margin on the last day of the reporting period.

Global Equity Fund

E. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	988	—	988
Unrealized Appreciation—Forward Currency Contracts	—	1,700	1,700
Total Assets	988	1,700	2,688

Variation Margin Payable—Futures Contracts	1,438	—	1,438
Unrealized Depreciation—Forward Currency Contracts	—	3,262	3,262
Total Liabilities	1,438	3,262	4,700

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(18,789)	—	(18,789)
Forward Currency Contracts	—	646	646
Realized Net Gain (Loss) on Derivatives	(18,789)	646	(18,143)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,123	—	6,123
Forward Currency Contracts	—	(1,222)	(1,222)
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,123	(1,222)	4,901

F. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,290,834
Gross Unrealized Appreciation	992,453
Gross Unrealized Depreciation	(849,638)
Net Unrealized Appreciation (Depreciation)	142,815

Global Equity Fund

G. During the six months ended March 31, 2020, the fund purchased $475,291,000 of investment securities and sold $553,521,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	14,539	52,576
Issued in Lieu of Cash Distributions	12,107	13,666
Redeemed	(21,050)	(31,277)
Net Increase (Decrease) in Shares Outstanding	5,596	34,965

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	22,910	—	19,998	(2,653)	(259)	318	—	—
Vanguard Market Liquidity Fund	291,792	NA1	NA1	—	(170)	1,962	—	155,993
Total	314,702			(2,653)	(429)	2,280	—	155,993

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Marathon Asset Management LLP (Marathon-London). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in four categories of growth stocks: (1) growth stalwarts, or companies with durable franchises; (2) rapid growth, or early stage companies with innovative products or services and a large opportunity for future growth; (3) cyclical growth, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability; and (4) latent growth, or companies that are temporarily out of favor but have the ability to accelerate earnings growth over time. Baillie Gifford has managed a portion of the fund since 2008.

Marathon-London. Founded in 1986, Marathon-London employs an investment approach based on the capital cycle: the prospect of high returns will attract excessive capital over the long-term capital cycle of industries, and low returns will lead to capital destruction and industry consolidation. The assessments of how companies respond to the forces of the capital cycle through their capital allocation strategy, coupled with how they are incentivized, are both critical to the investment outcome. Guided by this philosophy, Marathon-London follows a multi-counselor, regional approach whereby individual portfolio managers perform sector analysis and company analysis to construct portfolios. Marathon-London has advised a portion of the fund since its inception in 1995.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford and Marathon-London in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules for Baillie Gifford and Marathon-London. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1292 052020

Semiannual Report | March 31, 2020

Vanguard Strategic Small-Cap Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

Liquidity Risk Management	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Small-Cap Equity Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$716.31	$1.12
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.70	1.32

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Strategic Small-Cap Equity Fund

Fund Allocation

As of March 31, 2020

Communication Services	3.4%
Consumer Discretionary	8.4
Consumer Staples	4.0
Energy	1.7
Financials	16.6
Health Care	16.7
Industrials	14.7
Information Technology	16.9
Materials	4.4
Real Estate	9.0
Utilities	4.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Strategic Small-Cap Equity Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.5%)
Communication Services (3.4%)
*	Zynga Inc.	1,057,860	7,246
*,^	Match Group Inc.	83,056	5,485
	Consolidated Communications Holdings Inc.	875,650	3,984
*	Glu Mobile Inc.	530,992	3,340
*	EverQuote Inc. Class A	118,361	3,107
*	MSG Networks Inc.	169,999	1,734
*	Bandwidth Inc. Class A	21,454	1,444
*	Boingo Wireless Inc.	127,315	1,351
*	Liberty TripAdvisor Holdings Inc.	487,377	877
*,^	Gogo Inc.	257,468	546
*	Cars.com Inc.	89,574	385
*,^	Frontier Communications Corp.	848,558	323
			29,822
Consumer Discretionary (8.4%)
*	frontdoor Inc.	184,951	6,433
*	Meritage Homes Corp.	132,169	4,825
*	Rh	43,844	4,405
*	Planet Fitness Inc. Class A	89,111	4,340
	Rent-A-Center Inc.	306,828	4,339
*	TRI Pointe Group Inc.	397,947	3,490
*	Taylor Morrison Home Corp.	314,990	3,465
	Shoe Carnival Inc.	156,064	3,241
*	Asbury Automotive Group Inc.	55,773	3,080
	Wingstop Inc.	38,269	3,050
*	SeaWorld Entertainment Inc.	260,298	2,868
*	1-800-Flowers.com Inc. Class A	193,852	2,565
	Dine Brands Global Inc.	88,855	2,548
*	American Axle & Manufacturing Holdings Inc.	602,818	2,176
*	Gentherm Inc.	67,726	2,127
*	Genesco Inc.	155,277	2,071
*	Skyline Champion Corp.	123,692	1,939
*	TopBuild Corp.	25,832	1,851
*	Adient plc	192,826	1,749
*	Everi Holdings Inc.	493,022	1,627
*	Perdoceo Education Corp.	129,470	1,397
	Brunswick Corp.	39,216	1,387
	Shutterstock Inc.	37,805	1,216
*	Murphy USA Inc.	13,582	1,146
*,^	Mattel Inc.	125,268	1,104
*	Universal Electronics Inc.	20,458	785
*	Conn’s Inc.	160,672	672
*	Zumiez Inc.	33,446	579
	Strategic Education Inc.	3,500	489
*	M/I Homes Inc.	27,507	455
*	Stoneridge Inc.	27,027	453
*	Beazer Homes USA Inc.	66,972	431
*	Cavco Industries Inc.	2,890	419
*	AutoNation Inc.	14,206	399
	Bloomin’ Brands Inc.	45,979	328
*,^	GameStop Corp. Class A	79,625	279
	Brinker International Inc.	16,836	202
	Tupperware Brands Corp.	123,497	200
*	Malibu Boats Inc. Class A	5,709	164
			74,294
Consumer Staples (4.0%)
	John B Sanfilippo & Son Inc.	71,690	6,409
	Ingles Markets Inc.	174,720	6,318
	Coca-Cola Consolidated Inc.	29,054	6,059
*	Edgewell Personal Care Co.	237,399	5,717
*	TreeHouse Foods Inc.	74,041	3,269
^	B&G Foods Inc.	128,693	2,328
*	Darling Ingredients Inc.	108,880	2,087
	Medifast Inc.	26,537	1,658
*	Performance Food Group Co.	61,701	1,525
*	United Natural Foods Inc.	28,450	261
			35,631

4

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
Energy (1.7%)
*	Renewable Energy Group Inc.	142,726	2,930
*,^	W&T Offshore Inc.	1,510,685	2,568
*	CONSOL Energy Inc.	464,410	1,714
	International Seaways Inc.	65,489	1,564
	World Fuel Services Corp.	55,742	1,404
^	Arch Coal Inc.	47,355	1,369
^	Range Resources Corp.	497,706	1,135
	CVR Energy Inc.	54,769	905
*,^	Denbury Resources Inc.	3,777,685	697
	DMC Global Inc	20,904	481
*	REX American Resources Corp.	6,923	322
			15,089
Financials (16.7%)
	Primerica Inc.	82,408	7,291
	Hanover Insurance Group Inc.	78,789	7,137
	Umpqua Holdings Corp.	570,533	6,219
	Popular Inc.	176,427	6,175
	International Bancshares Corp.	226,652	6,092
	LPL Financial Holdings Inc.	107,448	5,848
	Federal Agricultural Mortgage Corp.	102,413	5,697
	FNB Corp.	757,605	5,584
	Radian Group Inc.	424,589	5,498
	First Citizens BancShares Inc. Class A	16,173	5,383
	Walker & Dunlop Inc.	122,323	4,926
	Nelnet Inc. Class A	106,768	4,848
	Navient Corp.	633,463	4,802
	MGIC Investment Corp.	696,632	4,424
*	Enova International Inc.	302,675	4,386
*	Mr Cooper Group Inc.	594,299	4,356
	CNO Financial Group Inc.	322,672	3,998
	Universal Insurance Holdings Inc.	218,341	3,913
	OFG Bancorp	336,741	3,765
	Hilltop Holdings Inc.	247,147	3,737
	Piper Sandler Cos.	66,406	3,358
*	NMI Holdings Inc.	256,009	2,972
	American Equity Investment Life Holding Co.	156,752	2,947
	Westamerica Bancorporation	44,362	2,608
	Cohen & Steers Inc.	54,068	2,457
	Brightsphere Investment Group Inc.	366,598	2,343
	OneMain Holdings Inc	118,004	2,256
	Banner Corp.	59,977	1,982
*	Cannae Holdings Inc.	52,295	1,751
	Federated Hermes Inc.	90,934	1,732
*	Encore Capital Group Inc.	73,614	1,721
	S&T Bancorp Inc.	61,648	1,684
*,^	Benefytt Technologies Inc. Class A	73,962	1,656
	Great Western Bancorp Inc.	79,521	1,629
	First Hawaiian Inc.	98,340	1,626
	Columbia Banking System Inc.	52,225	1,400
	Artisan Partners Asset Management Inc. Class A	61,242	1,316
	First Midwest Bancorp Inc.	97,210	1,287
	First BanCorp	219,368	1,167
*	Palomar Holdings Inc.	18,982	1,104
	Cathay General Bancorp	43,484	998
	Curo Group Holdings Corp.	157,144	833
	National General Holdings Corp.	47,617	788
	Employers Holdings Inc.	17,959	727
	PennyMac Financial Services Inc.	16,980	375
	First Interstate BancSystem Inc. Class A	11,145	321
	RLI Corp.	3,500	308
			147,425
Health Care (16.8%)
*	Novocure Ltd.	129,258	8,704
*	Charles River Laboratories International Inc.	68,599	8,658
	Bruker Corp.	217,979	7,817
*	Medpace Holdings Inc.	92,664	6,800
*	Quidel Corp.	68,450	6,695
	Encompass Health Corp.	98,058	6,279
*	PRA Health Sciences Inc.	75,197	6,244
*	STAAR Surgical Co.	193,192	6,232
*	Allscripts Healthcare Solutions Inc.	883,649	6,221
*	Integer Holdings Corp.	97,676	6,140
*	Enanta Pharmaceuticals Inc.	113,830	5,854
*,^	Puma Biotechnology Inc.	599,705	5,062
*	Prestige Consumer Healthcare Inc.	131,870	4,837

5

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*,^	AMAG Pharmaceuticals Inc.	753,108	4,654
*	ImmunoGen Inc.	1,337,504	4,561
*	Ironwood Pharmaceuticals Inc.	426,469	4,303
*,^	Esperion Therapeutics Inc.	132,801	4,187
*	Haemonetics Corp.	40,067	3,993
*	Tenet Healthcare Corp.	272,042	3,917
*	Veeva Systems Inc.	19,154	2,995
*	MEDNAX Inc.	230,083	2,678
*	Lantheus Holdings Inc.	189,644	2,420
*	Inovalon Holdings Inc. Class A	136,596	2,276
*	CorVel Corp.	40,904	2,230
*	Cytokinetics Inc.	184,175	2,171
	Patterson Cos. Inc.	130,746	1,999
*	NuVasive Inc.	39,163	1,984
*	Vanda Pharmaceuticals Inc.	184,864	1,915
*	Spectrum Pharmaceuticals Inc.	721,823	1,682
*,^	Mallinckrodt plc	844,815	1,673
*	Krystal Biotech Inc.	37,388	1,617
*	Pennant Group Inc.	108,184	1,532
*,^	Eidos Therapeutics Inc.	28,340	1,388
*	Endo International plc	277,960	1,028
*	Voyager Therapeutics Inc.	102,911	942
	Ensign Group Inc.	24,110	907
*	Denali Therapeutics Inc.	42,200	739
*	Retrophin Inc.	41,066	599
	US Physical Therapy Inc.	8,264	570
*,^	Acorda Therapeutics Inc.	610,867	570
	Computer Programs & Systems Inc.	23,856	531
*,^	Precigen Inc.	154,971	527
*	Alkermes plc	27,352	394
*	Magellan Health Inc.	8,134	391
	Chemed Corp.	850	368
*	Teladoc Health Inc.	2,300	357
*	Brookdale Senior Living Inc.	72,617	227
*	Select Medical Holdings Corp.	11,158	167
			148,035
Industrials (14.8%)
	Armstrong World Industries Inc.	93,808	7,450
*	FTI Consulting Inc.	61,585	7,376
*	Aerojet Rocketdyne Holdings Inc.	165,725	6,932
	Tetra Tech Inc.	93,356	6,593
	Ennis Inc.	280,333	5,265
	Kforce Inc.	203,413	5,201
*	MasTec Inc.	151,994	4,975
	Rush Enterprises Inc.	153,400	4,896
	Triton International Ltd.	182,017	4,709
*	Builders FirstSource Inc.	369,235	4,516
*	BMC Stock Holdings Inc.	254,077	4,505
*	GMS Inc.	282,052	4,437
*	Atkore International Group Inc.	210,466	4,434
	Terex Corp.	285,494	4,100
	EMCOR Group Inc.	65,102	3,992
*	WESCO International Inc.	173,674	3,968
*	Echo Global Logistics Inc.	216,550	3,699
	Landstar System Inc.	33,240	3,186
	ArcBest Corp.	177,981	3,118
*	Foundation Building Materials Inc.	271,510	2,794
	Steelcase Inc.	278,301	2,747
	Kaman Corp.	70,450	2,710
	Korn Ferry	103,951	2,528
	Triumph Group Inc.	360,673	2,438
	Oshkosh Corp.	33,218	2,137
*	American Woodmark Corp.	43,988	2,004
	Acuity Brands Inc.	23,347	2,000
*	Herc Holdings Inc.	97,255	1,990
	Universal Forest Products Inc.	39,936	1,485
	Arcosa Inc.	37,017	1,471
	Mueller Industries Inc.	55,613	1,331
*	Hub Group Inc.	28,921	1,315
	McGrath RentCorp	24,605	1,289
	Trinity Industries Inc.	74,797	1,202
*	Astronics Corp.	109,765	1,008
	Covanta Holding Corp.	112,116	959
*	Meritor Inc.	68,673	910
	Albany International Corp.	16,395	776
	Kelly Services Inc.	52,919	672
^	ADT Inc.	139,965	605
	Allegiant Travel Co.	6,630	542
	Wabash National Corp.	69,092	499
	ABM Industries Inc.	19,862	484
	Quad/Graphics Inc.	135,304	341
*	Gibraltar Industries Inc.	6,278	269
*	Tutor Perini Corp.	34,120	229
*	Navistar International Corp.	7,635	126
			130,213
Information Technology (17.0%)
*	CACI International Inc. Class A	41,638	8,792
*	Lattice Semiconductor Corp.	441,310	7,864

6

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	ManTech International Corp.	107,948	7,845
*	Synaptics Inc.	120,674	6,983
	Booz Allen Hamilton Holding Corp.	101,356	6,957
*	Cirrus Logic Inc.	96,073	6,305
	Jabil Inc.	255,545	6,281
	Avnet Inc.	247,138	6,203
*	Workiva Inc.	191,364	6,187
*	Five9 Inc.	79,430	6,073
*	Fabrinet	106,384	5,804
*	Unisys Corp.	455,013	5,619
	SYNNEX Corp.	70,703	5,168
	TTEC Holdings Inc.	140,326	5,153
*	Cardtronics plc Class A	207,188	4,334
*	Manhattan Associates Inc.	85,455	4,257
	Perspecta Inc.	213,487	3,894
*	Lumentum Holdings Inc.	51,228	3,775
*,^	SunPower Corp.	743,701	3,771
*	Enphase Energy Inc.	108,255	3,496
*	Amkor Technology Inc.	419,270	3,266
*,^	Paysign Inc.	596,701	3,079
*	Advanced Micro Devices Inc.	67,565	3,073
*	Avid Technology Inc.	444,832	2,994
*	SMART Global Holdings Inc.	116,532	2,832
*	Verint Systems Inc.	55,473	2,385
*	Diebold Nixdorf Inc.	658,189	2,317
	MAXIMUS Inc.	36,448	2,121
*	Sykes Enterprises Inc.	62,324	1,690
*	Avaya Holdings Corp.	201,251	1,628
*	TTM Technologies Inc.	134,002	1,386
	Comtech Telecommunications Corp.	97,892	1,301
*	Infinera Corp.	241,704	1,281
	CSG Systems International Inc.	26,108	1,093
*	Cornerstone OnDemand Inc.	31,076	987
*	Harmonic Inc.	124,272	716
*	Virtusa Corp.	20,071	570
*	Model N Inc.	24,339	541
	Plantronics Inc.	52,000	523
*	Extreme Networks Inc.	159,392	493
*	Ultra Clean Holdings Inc.	35,546	491
*	Evo Payments Inc.	28,768	440
*	NCR Corp.	8,644	153
			150,121
Materials (4.5%)
	Royal Gold Inc.	91,511	8,027
*	Element Solutions Inc.	819,146	6,848
	Valvoline Inc.	375,580	4,916
*	Verso Corp.	344,428	3,885
*	Allegheny Technologies Inc.	327,279	2,782
	Commercial Metals Co.	161,974	2,558
	Domtar Corp.	115,432	2,498
	Boise Cascade Co.	85,895	2,043
	Huntsman Corp.	136,680	1,972
	Silgan Holdings Inc.	54,831	1,591
	Schnitzer Steel Industries Inc.	105,903	1,381
	Schweitzer-Mauduit International Inc.	21,904	609
*	Forterra Inc.	67,181	402
			39,512
Real Estate (9.0%)
	GEO Group Inc.	511,231	6,216
	CoreCivic Inc.	513,108	5,731
	Lexington Realty Trust Class B	576,651	5,726
	National Health Investors Inc.	111,670	5,530
	Sabra Health Care REIT Inc.	441,190	4,818
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	235,499	4,806
	Piedmont Office Realty Trust Inc.	266,590	4,708
	EastGroup Properties Inc.	43,392	4,534
	Independence Realty Trust Inc.	362,815	3,243
	SITE Centers Corp.	610,730	3,182
	Life Storage Inc.	33,142	3,133
	Universal Health Realty Income Trust	26,888	2,711
	Spirit Realty Capital Inc.	98,230	2,569
	Brandywine Realty Trust	218,602	2,300
	iStar Inc.	175,271	1,860
	MGM Growth Properties LLC Class A	74,776	1,770
	Retail Properties of America Inc.	335,489	1,734
	CyrusOne Inc.	24,774	1,530
	American Finance Trust Inc.	226,037	1,413
	Global Medical REIT Inc.	122,785	1,243

7

Strategic Small-Cap Equity Fund

		Market
		Value•
	Shares	($000)
Xenia Hotels & Resorts Inc.	113,004	1,164
^ Tanger Factory Outlet Centers Inc.	197,349	987
Global Net Lease Inc.	71,132	951
Newmark Group Inc. Class A	216,487	920
Columbia Property Trust Inc.	70,850	886
Summit Hotel Properties Inc.	199,194	841
One Liberty Properties Inc.	57,432	800
Office Properties Income Trust	28,707	782
Service Properties Trust	134,243	725
RPT Realty	114,868	693
Diversified Healthcare Trust	164,422	597
City Office REIT Inc.	59,087	427
RLJ Lodging Trust	42,561	328
RE/MAX Holdings Inc.	14,909	327
New Senior Investment Group Inc.	89,441	229
^ Washington Prime Group Inc.	215,515	173
^ Pennsylvania REIT	160,010	146
		79,733
Utilities (4.2%)
PNM Resources Inc.	190,861	7,253
Hawaiian Electric Industries Inc.	166,026	7,147
IDACORP Inc.	74,025	6,499
Unitil Corp.	76,271	3,990
Otter Tail Corp.	74,750	3,323
MDU Resources Group Inc.	107,529	2,312
Clearway Energy Inc. Class C	110,094	2,070
American States Water Co.	13,252	1,083
ONE Gas Inc.	12,145	1,016
Black Hills Corp.	15,467	990
NorthWestern Corp.	14,491	867
Portland General Electric Co.	13,059	626
Avista Corp.	5,473	233
		37,409
Total Common Stocks
(Cost $1,200,946)		887,284
Temporary Cash Investments (4.0%)
Money Market Fund (3.9%)
[1,2] Vanguard Market Liquidity Fund, 0.943%	350,161	34,974

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[3] United States Treasury Bill 1.515%, 4/9/20	500	500
Total Temporary Cash Investments
(Cost $35,510)		35,474
Total Investments (104.5%)
(Cost $1,236,456)		922,758
Other Assets and Liabilities—Net (-4.5%)[2,3]		(39,845)
Net Assets (100%)		882,913

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,214,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $32,944,000 was received for securities on loan.
3	Securities with a value of $500,000 and cash of $103,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

8

Strategic Small-Cap Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	89	5,107	141

See accompanying Notes, which are an integral part of the Financial Statements.

9

Strategic Small-Cap Equity Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,201,446)	887,784
Affiliated Issuers (Cost $35,010)	34,974
Total Investments in Securities	922,758
Investment in Vanguard	56
Cash	362
Cash Collateral Pledged—Futures Contracts	103
Receivables for Investment Securities Sold	5,293
Receivables for Accrued Income	1,555
Receivables for Capital Shares Issued	524
Total Assets	930,651
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	32,944
Payables for Capital Shares Redeemed	14,252
Payables to Vanguard	431
Variation Margin Payable—Futures Contracts	108
Total Liabilities	47,738
Net Assets	882,913

At March 31, 2020, net assets consisted of:

Paid-in Capital	1,176,513
Total Distributable Earnings (Loss)	(293,600)
Net Assets	882,913

Net Assets
Applicable to 40,878,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	882,913
Net Asset Value Per Share	$21.60

See accompanying Notes, which are an integral part of the Financial Statements.

10

Strategic Small-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends	8,097
Interest[1]	45
Securities Lending—Net	1,414
Total Income	9,556
Expenses
The Vanguard Group—Note B
Investment Advisory Services	557
Management and Administrative	1,071
Marketing and Distribution	103
Custodian Fees	11
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	1,759
Net Investment Income	7,797
Realized Net Gain (Loss)
Investment Securities Sold[1]	30,211
Futures Contracts	(2,126)
Realized Net Gain (Loss)	28,085
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(391,076)
Futures Contracts	351
Change in Unrealized Appreciation (Depreciation)	(390,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	(354,843)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $42,000, ($1,000), and ($41,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Strategic Small-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,797	19,192
Realized Net Gain (Loss)	28,085	37,368
Change in Unrealized Appreciation (Depreciation)	(390,725)	(308,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	(354,843)	(251,747)
Distributions[1]
Total Distributions	(58,643)	(153,907)
Capital Share Transactions
Issued	122,998	319,383
Issued in Lieu of Cash Distributions	53,758	142,242
Redeemed	(275,442)	(577,783)
Net Increase (Decrease) from Capital Share Transactions	(98,686)	(116,158)
Total Increase (Decrease)	(512,172)	(521,812)
Net Assets
Beginning of Period	1,395,085	1,916,897
End of Period	882,913	1,395,085

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Strategic Small-Cap Equity Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.41	$40.21	$36.99	$31.45	$28.95	$30.91
Investment Operations
Net Investment Income	.180[1]	.393[1]	.373[1]	.462[1]	.494	.368
Net Realized and Unrealized Gain (Loss) on Investments	(8.623)	(5.888)	5.294	5.545	2.682	.349
Total from Investment Operations	(8.443)	(5.495)	5.667	6.007	3.176	.717
Distributions
Dividends from Net Investment Income	(.393)	(.378)	(.394)	(.467)	(.340)	(.246)
Distributions from Realized Capital Gains	(.974)	(2.927)	(2.053)	—	(.336)	(2.431)
Total Distributions	(1.367)	(3.305)	(2.447)	(.467)	(.676)	(2.677)
Net Asset Value, End of Period	$21.60	$31.41	$40.21	$36.99	$31.45	$28.95
Total Return[2]	-28.37%	-12.91%	16.13%	19.19%	11.14%	2.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$883	$1,395	$1,917	$1,673	$1,351	$945
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.29%	0.29%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.22%	0.99%	1.34%	1.78%	1.34%
Portfolio Turnover Rate	31%	67%	88%	91%	89%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Strategic Small-Cap Equity Fund

Notes to Financial Statements

Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

14

Strategic Small-Cap Equity Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

15

Strategic Small-Cap Equity Fund

extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

16

Strategic Small-Cap Equity Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	887,284	—	—	887,284
Temporary Cash Investments	34,974	500	—	35,474
Total	922,258	500	—	922,758
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	108	—	—	108

1 Represents variation margin on the last day of the reporting period.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,236,456
Gross Unrealized Appreciation	92,225
Gross Unrealized Depreciation	(405,782)
Net Unrealized Appreciation (Depreciation)	(313,557)

E. During the six months ended March 31, 2020, the fund purchased $401,493,000 of investment securities and sold $536,250,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	4,249	10,044
Issued in Lieu of Cash Distributions	1,637	4,946
Redeemed	(9,426)	(18,246)
Net Increase (Decrease) in Shares Outstanding	(3,540)	(3,256)

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Small-Cap Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q6152 052020

Semiannual Report | March 31, 2020

Vanguard International Core Stock Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Period Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Core Stock Fund	10/16/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$814.88	$1.92
Admiral™ Shares	1,000.00	815.44	1.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.89	$2.14
Admiral Shares	1,000.00	1,023.35	1.67

The calculations are based on expenses incurred in the period from inception on October 16, 2019, through March 31, 2020. The fund’s annualized expense ratios for that period are 0.46% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through March 31, 2020, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (168/366).

2

International Core Stock Fund

Fund Allocation

As of March 31, 2020

Communication Services	6.1%
Consumer Discretionary	10.2
Consumer Staples	10.6
Energy	4.0
Financials	20.5
Health Care	11.1
Industrials	14.1
Information Technology	10.0
Materials	5.2
Other	0.0
Real Estate	4.5
Utilities	3.7

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effec-tive reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Core Stock Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (97.7%)
Australia (0.9%)
Goodman Group	187,538	1,375

Belgium (0.7%)
Ageas	27,284	1,137

Brazil (1.2%)
Lojas Renner SA	161,200	1,041
Petroleo Brasileiro SA
Preference Shares	315,900	851
		1,892
Canada (3.3%)
Barrick Gold Corp.	119,653	2,199
Bank of Nova Scotia	43,814	1,789
Magna International Inc.	37,717	1,204
		5,192
China (12.0%)
* Alibaba Group Holding
Ltd.	196,140	4,753
Ping An Insurance Group
Co. of China Ltd.	267,500	2,613
China Merchants Bank
Co. Ltd. Class H	535,000	2,394
China Tower Corp. Ltd.
Class H	7,962,000	1,769
China Overseas Land
& Investment Ltd.	534,000	1,637
CNOOC Ltd.	1,511,000	1,570
* Tencent Music
Entertainment
Group ADR	141,678	1,425
CSPC Pharmaceutical
Group Ltd.	576,000	1,133
Haier Electronics Group
Co. Ltd.	406,000	1,072
China International Travel
Service Corp. Ltd.
Class A (XSSC)	55,675	521

China International
Travel Service Corp.
Ltd. Class A (XSHG)	13,600	127
		19,014
Denmark (2.0%)
Vestas Wind Systems
A/S	20,382	1,659
AP Moller - Maersk A/S
Class B	1,776	1,574
		3,233
France (10.9%)
Total SA	71,992	2,713
Vinci SA	28,138	2,299
Schneider Electric SE	26,567	2,246
Pernod Ricard SA	12,856	1,825
Airbus SE	25,360	1,635
Axa SA	89,610	1,517
Engie SA	147,761	1,513
Cie Generale des
Etablissements
Michelin SCA	15,109	1,323
BNP Paribas SA	38,333	1,119
Edenred	25,422	1,055
		17,245
Germany (2.7%)
Allianz SE	12,249	2,086
Volkswagen AG
Preference Shares	12,269	1,414
Rwe AG	29,876	781
		4,281
Hong Kong (2.8%)
AIA Group Ltd.	303,400	2,717
New World Development
Co. Ltd.	1,609,000	1,715
		4,432
India (0.5%)
ICICI Bank Ltd. ADR	84,993	722

4

International Core Stock Fund
		Market
		Value•
	Shares	($000)
Indonesia (0.5%)
Bank Mandiri Persero
Tbk PT	2,608,700	742

Ireland (0.9%)
Smurfit Kappa Group
plc	51,784	1,467

Japan (16.2%)
Eisai Co. Ltd.	35,000	2,560
KDDI Corp.	85,500	2,525
Ono Pharmaceutical
Co. Ltd.	109,100	2,507
Tokio Marine Holdings
Inc.	54,200	2,480
ITOCHU Corp.	113,900	2,357
Hoya Corp.	26,400	2,245
Seven & i Holdings
Co. Ltd.	63,300	2,090
Mitsui Fudosan Co.
Ltd.	119,300	2,066
Mitsubishi UFJ
Financial Group Inc.	539,400	2,018
MS&AD Insurance
Group Holdings Inc.	66,400	1,853
FANUC Corp.	11,800	1,577
Mitsubishi Heavy
Industries Ltd.	51,900	1,308
		25,586
Mexico (2.3%)
Wal-Mart de Mexico
SAB de CV	910,800	2,140
America Movil SAB
de CV	2,574,900	1,525
		3,665
Netherlands (5.1%)
ASML Holding NV	12,339	3,253
Wolters Kluwer NV	30,262	2,146
Koninklijke KPN NV	811,382	1,940
* AerCap Holdings NV	33,263	758
		8,097
New Zealand (0.8%)
* a2 Milk Co. Ltd.	115,805	1,183

Other (2.3%)
[1] Vanguard FTSE
Developed
Markets ETF	110,737	3,692

Russia (1.4%)
Sberbank of Russia
PJSC ADR	134,200	1,264
Lukoil Pjsc ADR	15,300	901
		2,165

South Africa (0.3%)
Old Mutual Ltd.	734,775	487

South Korea (4.4%)
Samsung Electronics
Co. Ltd.	103,736	4,033
LG Household & Health
Care Ltd.	1,772	1,623
KB Financial Group Inc.	46,959	1,321
		6,977
Spain (4.4%)
* Iberdrola SA	338,434	3,310
Industria de Diseno
Textil SA	91,841	2,380
Banco Bilbao Vizcaya
Argentaria SA	380,487	1,178
		6,868
Sweden (0.9%)
Alfa Laval AB	79,895	1,368

Switzerland (6.5%)
Nestle SA	51,976	5,321
Novartis AG	59,614	4,918
		10,239
Taiwan (5.4%)
Taiwan Semiconductor
Manufacturing Co. Ltd.	440,000	3,961
MediaTek Inc.	161,000	1,728
Uni-President
Enterprises Corp.	794,000	1,719
Hon Hai Precision
Industry Co. Ltd.	450,000	1,036
		8,444
United Kingdom (9.3%)
AstraZeneca plc	36,905	3,288
Experian plc	80,238	2,230
BHP Group plc	134,487	2,087
Anglo American plc	110,270	1,933
London Stock Exchange
Group plc	20,901	1,870
Standard Chartered plc	318,880	1,763
Compass Group plc	96,276	1,500
		14,671
Total Common Stocks
(Cost $188,049)		154,174

5

International Core Stock Fund
		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[2] Vanguard Market
Liquidity Fund
(Cost $1,308), 0.943%	13,086	1,307
Total Investments (98.5%)
(Cost $189,357)		155,481
Other Assets and Liabilities—
Net (1.5%)		2,399
Net Assets (100%)		157,880

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

International Core Stock Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $184,724)	150,482
Affiliated Issuers (Cost $4,633)	4,999
Total Investments in Securities	155,481
Investment in Vanguard	8
Cash	5
Foreign Currency, at Value (Cost $135)	137
Receivables for Investment Securities Sold	2,902
Receivables for Accrued Income	797
Receivables for Capital Shares Issued	243
Total Assets	159,573
Liabilities
Payables for Investment Securities Purchased	1,045
Payables to Investment Advisor	85
Payables for Capital Shares Redeemed	557
Payables to Vanguard	6
Total Liabilities	1,693
Net Assets	157,880

At March 31, 2020, net assets consisted of:

Paid-in Capital	195,616
Total Distributable Earnings (Loss)	(37,736)
Net Assets	157,880

Investor Shares—Net Assets
Applicable to 4,278,947 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	34,851
Net Asset Value Per Share—Investor Shares	$8.14

Admiral Shares—Net Assets
Applicable to 7,550,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	123,029
Net Asset Value Per Share—Admiral Shares	$16.29

See accompanying Notes, which are an integral part of the Financial Statements.

7

International Core Stock Fund

Statement of Operations

October 1, 2019[1] to
March 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[2]	1,731
Dividends—Affiliated Issuers	60
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	46
Total Income	1,837
Expenses
Investment Advisory Fees—Note B	146
The Vanguard Group—Note C
Management and Administrative—Investor Shares	45
Management and Administrative—Admiral Shares	101
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	4
Custodian Fees	13
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	311
Expenses Paid Indirectly	(9)
Net Expenses	302
Net Investment Income	1,535
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(5,041)
Investment Securities Sold—Affiliated Issuers	(80)
Foreign Currencies	(65)
Realized Net Gain (Loss)	(5,186)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(34,242)
Investment Securities—Affiliated Issuers	366
Foreign Currencies	(7)
Change in Unrealized Appreciation (Depreciation)	(33,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,534)

1	Commencement of subscription period for the fund.

2	Dividends are net of foreign withholding taxes of $187,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

International Core Stock Fund

Statement of Changes in Net Assets

October 1, 2019[1] to
March 31, 2020
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,535
Realized Net Gain (Loss)	(5,186)
Change in Unrealized Appreciation (Depreciation)	(33,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,534)
Distributions
Investor Shares	(42)
Admiral Shares	(160)
Total Distributions	(202)
Capital Share Transactions
Investor Shares	43,164
Admiral Shares	152,452
Net Increase (Decrease) from Capital Share Transactions	195,616
Total Increase (Decrease)	157,880
Net Assets
Beginning of Period	—
End of Period	157,880

1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

9

International Core Stock Fund

Financial Highlights

Investor Shares

October 1, 2019[1] to
For a Share Outstanding Throughout the Period	March 31, 2020
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.084
Net Realized and Unrealized Gain (Loss) on Investments	(1.933)
Total from Investment Operations	(1.849)
Distributions
Dividends from Net Investment Income	(.011)
Distributions from Realized Capital Gains	—
Total Distributions	(.011)
Net Asset Value, End of Period	$8.14

Total Return[3]	-18.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35
Ratio of Total Expenses to Average Net Assets	0.46%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.81%[4]
Portfolio Turnover Rate	37%

The expense ratio and net investment income ratio for the current period have been annualized.

1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

International Core Stock Fund

Financial Highlights

Admiral Shares

October 1, 2019[1] to
For a Share Outstanding Throughout the Period	March 31, 2020
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.176
Net Realized and Unrealized Gain (Loss) on Investments	(3.862)
Total from Investment Operations	(3.686)
Distributions
Dividends from Net Investment Income	(.024)
Distributions from Realized Capital Gains	—
Total Distributions	(.024)
Net Asset Value, End of Period	$16.29

Total Return[3]	-18.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$123
Ratio of Total Expenses to Average Net Assets	0.36%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.90%[4]
Portfolio Turnover Rate	37%

The expense ratio and net investment income ratio for the current period have been annualized.

1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

International Core Stock Fund

Notes to Financial Statements

Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for

12

International Core Stock Fund

temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the period ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP, beginning January 1, 2021, the basic fee will be subject to quarterly adjustments based on the performance relative to the MSCI AC World Index ex USA Index since December 31, 2019. For the period ended March 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

13

International Core Stock Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $8,000, representing 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended March 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.01% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	10,749	—	—	10,749
Common Stocks—Other	6,597	136,828	—	143,425
Temporary Cash Investments	1,307	—	—	1,307
Total	18,653	136,828	—	155,481

F. As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	189,357
Gross Unrealized Appreciation	2,484
Gross Unrealized Depreciation	(36,360)
Net Unrealized Appreciation (Depreciation)	(33,876)

14

International Core Stock Fund

G.  During the period ended March 31, 2020, the fund purchased $256,130,000 of investment securities and sold $62,962,000 of investment securities, other than temporary cash investments.

H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 1,		Proceeds	Realized				March 31,
	2019[1]		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Developed
Markets ETF	—	26,235	22,833	(77)	367	60	—	3,692
Vanguard Market
Liquidity Fund	—	NA2	NA2	(3)	(1)	46	—	1,307
Total	—			(80)	366	106	—	4,999
1 Commencement of subscription period for the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Capital share transactions for each class of shares were:

	October 1, 2019[1] to March 31, 2020
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	60,665	6,062
Issued in Lieu of Cash Distributions	34	3
Redeemed	(17,535)	(1,786)
Net Increase (Decrease)—Investor Shares	43,164	4,279
Admiral Shares
Issued	196,961	9,890
Issued in Lieu of Cash Distributions	125	6
Redeemed	(44,634)	(2,346)
Net Increase (Decrease)—Admiral Shares	152,452	7,550

1 Commencement of subscription period for the fund.

J. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

Effective May 2019, the board of Vanguard Horizon Funds approved the launch of Vanguard International Core Stock Fund and an investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The fund was launched on October 16, 2019. Since the launch of the fund, the board has renewed the fund’s investment advisory arrangement with Wellington Management. The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in October 2019, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management looks to construct a portfolio that blends growth and value styles to serve as a core holding in a globally balanced portfolio. This actively managed fund offers exposure to developed and emerging non-U.S. markets and is diversified across a range of sectors. Wellington Management has managed the fund since its inception.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

Given that the fund’s inception date is October 16, 2019, it is too soon for the board to assess the fund’s performance versus the benchmark and peer group. However, the board determined that Wellington Management, in its management of other Vanguard funds, has a track record of consistent performance and a disciplined investment process.

16

Cost

The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Core Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Item 6: Investments.

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)
Australia (0.9%)
	Orica Ltd.	1,445,901	13,535
	Cleanaway Waste Management Ltd.	4,081,275	4,305
	Brambles Ltd.	604,115	3,905
	Coca-Cola Amatil Ltd.	592,558	3,198
	Newcrest Mining Ltd.	219,215	3,010
	QBE Insurance Group Ltd.	496,265	2,585
	carsales.com Ltd.	337,996	2,429
	ALS Ltd.	614,447	2,142
	GUD Holdings Ltd.	345,792	2,004
	BlueScope Steel Ltd.	355,405	1,861
	Alumina Ltd.	1,951,478	1,749
	BHP Group Ltd.	94,476	1,714
	Metcash Ltd.	691,550	1,341
	IPH Ltd.	260,193	1,142
	Nine Entertainment Co. Holdings Ltd.	1,466,474	1,028
	Caltex Australia Ltd.	68,389	924
	Asaleo Care Ltd.	1,266,934	781
	GWA Group Ltd.	483,945	776
	Domain Holdings Australia Ltd.	589,010	731
	Sigma Healthcare Ltd.	869,323	346
			49,506
Austria (0.0%)
	Wienerberger AG	74,882	1,170
	Oesterreichische Post AG	23,666	844
*	Andritz AG	16,233	509
			2,523
Belgium (0.0%)
	Anheuser-Busch InBev SA/NV	34,408	1,520

Brazil (1.0%)
	B3 SA - Brasil Bolsa Balcao	2,488,200	17,191
	Banco Bradesco SA Preference Shares	3,889,560	15,548
	Alpargatas SA Preference Shares	1,089,252	4,855
	TOTVS SA	400,300	3,596
	Porto Seguro SA	343,242	2,967
	Natura & Co. Holding SA	593,052	2,938
	Ambev SA	1,135,271	2,604
	MRV Engenharia e Participacoes SA	928,700	2,188
	Itausa - Investimentos Itau SA Preference Shares	752,523	1,270
*	Embraer SA	199,222	366
*	LPS Brasil Consultoria de Imoveis SA	226,888	155
	LOG Commercial Properties e Participacoes SA	22,525	95
			53,773
Canada (3.1%)
	Barrick Gold Corp.	2,158,864	39,550
	Fairfax Financial Holdings Ltd. (XTSE)	119,132	36,522
*	Shopify Inc. Class A	84,152	35,085
	Ritchie Bros Auctioneers Inc. (XNYS)	439,810	15,033
	Brookfield Asset Management Inc. Class A	337,986	14,982
	Fairfax Financial Holdings Ltd.	27,770	8,524
	Ritchie Bros Auctioneers Inc. (XTSE)	205,269	7,030
	Gildan Activewear Inc.	497,162	6,338
*,1	Spin Master Corp.	404,795	3,895
^	PrairieSky Royalty Ltd.	618,965	3,268
			170,227
Chile (0.1%)
	Quinenco SA	1,956,728	2,270
*	Cia Sud Americana de Vapores SA	60,919,641	1,206
	Cia Cervecerias Unidas SA	160,122	1,096

1

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Enaex SA	95,150	594
			5,166
China (4.7%)
*	Alibaba Group Holding Ltd. ADR	439,524	85,479
	Ping An Insurance Group Co. of China Ltd.	4,853,000	47,396
*	Meituan Dianping Class B	1,641,300	19,566
	Brilliance China Automotive Holdings Ltd.	21,130,000	17,207
*	Autohome Inc. ADR	204,697	14,538
*	58.com Inc. ADR	296,254	14,433
*	Trip.com Group Ltd. ADR	543,765	12,751
*,1	Ping An Healthcare and Technology Co. Ltd.	1,184,400	10,906
	Tsingtao Brewery Co. Ltd. Class H	1,754,000	8,866
*	Baidu Inc. ADR	67,873	6,841
	Yum China Holdings Inc.	105,574	4,501
	Want Want China Holdings Ltd.	6,065,557	4,374
	Tingyi Cayman Islands Holding Corp.	2,653,608	4,314
	China Mengniu Dairy Co. Ltd.	478,000	1,648
1	BAIC Motor Corp. Ltd. Class H	2,138,132	841
	Ajisen China Holdings Ltd.	2,393,000	574
*	Goodbaby International Holdings Ltd.	1,515,000	165
			254,400
Colombia (0.1%)
	Bancolombia SA ADR	88,016	2,197
	Grupo Aval Acciones y Valores Preference Shares	2,867,790	633
			2,830
Czech Republic (0.0%)
	Komercni banka as	54,453	1,027

Denmark (0.8%)
*	Genmab A/S	70,821	14,226
	Coloplast A/S Class B	53,617	7,776
	Novo Nordisk A/S Class B	107,325	6,409
	Vestas Wind Systems A/S	68,834	5,601
	GN Store Nord A/S	82,176	3,643
1	Orsted A/S	26,208	2,566
*	Demant A/S	92,641	2,017
	Carlsberg A/S Class B	16,247	1,829
*	Danske Bank A/S	23,506	261
			44,328
Finland (0.1%)
	Tikkurila Oyj	273,780	3,039
	Sampo Oyj Class A	102,499	2,957
	Wartsila Oyj Abp	87,713	641
			6,637
France (3.0%)
	Pernod Ricard SA	363,628	51,612
	Schneider Electric SE	262,015	22,146
	Legrand SA	325,480	20,760
	Bureau Veritas SA	1,038,171	19,568
*	Ubisoft Entertainment SA	215,143	15,725
	EssilorLuxottica SA	128,841	13,641
	Edenred	70,408	2,922
	Eurofins Scientific SE	4,727	2,307
	BNP Paribas SA	64,595	1,886
	Airbus SE	26,372	1,700
	Axa SA	96,168	1,628
	Teleperformance	6,550	1,357
	Getlink SE	99,220	1,200
	ArcelorMittal SA	110,760	1,046
	Alten SA	13,486	949
	Thales SA	11,096	919
	L'Occitane International SA	590,130	852
	JCDecaux SA	31,322	557

2

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Quadient	18,062	317
	Elis SA (XPAR)	29,679	280
	Vicat SA	7,893	202
	Imerys SA	5,684	141
	Elis SA (XLON)	14,337	134
			161,849
Germany (2.2%)
	SAP SE	437,515	48,848
	Deutsche Boerse AG	170,554	23,431
	Henkel AG & Co. KGaA Preference Shares	251,007	20,076
	Henkel AG & Co. KGaA	86,803	6,376
*	HelloFresh SE	112,348	3,669
	Fresenius Medical Care AG & Co. KGaA	55,058	3,594
	adidas AG	14,327	3,181
	BASF SE	52,198	2,440
	Brenntag AG	46,934	1,705
*	Deutsche Telekom AG	127,667	1,649
	Volkswagen AG Preference Shares	12,931	1,490
	Bayerische Motoren Werke AG	27,028	1,380
	CTS Eventim AG & Co. KGaA	23,218	1,062
	Stabilus SA	25,861	933
	Hannover Rueck SE	6,107	862
	Gerresheimer AG	7,873	497
*	Zooplus AG	2,996	366
	GEA Group AG	15,768	326
	TUI AG (XETR)	72,420	321
			122,206
Greece (0.2%)
*	Eurobank Ergasias Services and Holdings SA	13,389,847	5,602
	Jumbo SA	212,719	2,856
	Fourlis Holdings SA	318,893	1,067
			9,525
Hong Kong (1.8%)
	AIA Group Ltd.	6,755,200	60,490
	Jardine Matheson Holdings Ltd.	406,700	20,470
	Sands China Ltd.	2,375,600	8,643
	CK Hutchison Holdings Ltd.	740,800	4,938
	Stella International Holdings Ltd.	2,175,673	2,285
	Hongkong & Shanghai Hotels Ltd.	1,108,200	882
	Television Broadcasts Ltd.	617,600	765
*	Esprit Holdings Ltd.	8,049,514	681
	Dairy Farm International Holdings Ltd.	99,100	456
	First Pacific Co. Ltd.	2,353,250	435
	SmarTone Telecommunications Holdings Ltd.	334,694	195
	New World Development Co. Ltd.	117,000	125
	Texwinca Holdings Ltd.	206,823	33
			100,398
India (1.5%)
	Housing Development Finance Corp. Ltd.	1,407,799	30,386
1	Reliance Industries Ltd. GDR	843,422	25,832
	ICICI Bank Ltd. ADR	1,763,042	14,986
*	Bharti Airtel Ltd.	667,601	3,891
	Axis Bank Ltd.	606,169	3,031
	Genpact Ltd.	62,327	1,820
*	Vodafone Idea Ltd.	24,012,068	979
	Shriram Transport Finance Co. Ltd.	100,235	876
			81,801
Indonesia (0.1%)
	Media Nusantara Citra Tbk PT	32,883,450	1,817
	United Tractors Tbk PT	1,142,434	1,176
			2,993
Ireland (1.2%)
	CRH plc	1,309,111	35,523

3

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
*	Ryanair Holdings plc ADR	388,471	20,624
	Bank of Ireland Group plc	3,507,524	6,538
^	Flutter Entertainment plc (XLON)	29,532	2,639
	Irish Continental Group plc	200,953	707
	Flutter Entertainment plc (XDUB)	7,403	666
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			66,697
Italy (0.1%)
	CNH Industrial NV	356,639	2,031
	UniCredit SPA	169,227	1,309
*	Saipem SPA	525,588	1,267
	Davide Campari-Milano SPA	139,003	997
	Amplifon SPA	34,399	699
	Intesa Sanpaolo SPA (Registered)	284,696	461
			6,764
Japan (9.4%)
	Olympus Corp.	3,387,900	48,838
	MS&AD Insurance Group Holdings Inc.	1,643,600	45,858
	Sysmex Corp.	464,900	33,647
	SoftBank Group Corp.	910,100	32,220
	SMC Corp.	74,100	31,066
	Advantest Corp.	668,800	26,638
	KDDI Corp.	802,600	23,708
	Sumitomo Mitsui Trust Holdings Inc.	759,800	21,829
	CyberAgent Inc.	542,100	21,010
	Tokio Marine Holdings Inc.	434,700	19,890
	Toyota Motor Corp.	316,800	19,092
	Bridgestone Corp.	570,300	17,457
	Secom Co. Ltd.	204,200	16,889
	Hoshizaki Corp.	182,700	13,666
	Sompo Holdings Inc.	427,300	13,171
	Kyocera Corp.	207,000	12,215
	Nippon Telegraph & Telephone Corp.	246,700	5,900
	Sohgo Security Services Co. Ltd.	120,100	5,830
	Hitachi Ltd.	202,000	5,803
	Koito Manufacturing Co. Ltd.	140,900	4,737
	Kirin Holdings Co. Ltd.	201,400	3,978
	USS Co. Ltd.	289,500	3,970
	Seven & i Holdings Co. Ltd.	118,800	3,923
	East Japan Railway Co.	39,900	3,019
	Dai-ichi Life Holdings Inc.	253,800	3,014
	Kao Corp.	36,800	2,998
	Resona Holdings Inc.	874,800	2,623
	Mitsubishi Estate Co. Ltd.	175,500	2,592
	NTT Data Corp.	259,400	2,483
	Japan Post Holdings Co. Ltd.	268,500	2,100
	West Japan Railway Co.	30,100	2,059
	Sumitomo Mitsui Financial Group Inc.	78,000	1,895
	Toyo Suisan Kaisha Ltd.	38,400	1,856
	Obayashi Corp.	200,400	1,701
	Nissan Chemical Corp.	46,000	1,666
	Fuji Media Holdings Inc.	157,900	1,568
	Daifuku Co. Ltd.	23,100	1,448
	TDK Corp.	18,700	1,438
	SCSK Corp.	32,000	1,416
	NEC Corp.	36,300	1,322
	Nomura Holdings Inc.	307,600	1,298
	Bandai Namco Holdings Inc.	25,950	1,259
	ITOCHU Corp.	60,400	1,250
	Sekisui Chemical Co. Ltd.	91,700	1,208
	Maeda Corp.	164,400	1,207
	Inpex Corp.	210,100	1,179
	MediPal Holdings Corp.	62,800	1,173
	Otsuka Holdings Co. Ltd.	29,100	1,135

4

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Marui Group Co. Ltd.	67,800	1,134
	Tsumura & Co.	43,800	1,117
	Alfresa Holdings Corp.	60,000	1,117
	Daiwa House Industry Co. Ltd.	44,400	1,097
	Taiheiyo Cement Corp.	64,000	1,090
	Nippon Television Holdings Inc.	96,870	1,079
	Sega Sammy Holdings Inc.	88,400	1,072
	Matsumotokiyoshi Holdings Co. Ltd.	29,200	1,064
	Tokyo Gas Co. Ltd.	45,000	1,060
	Toyota Industries Corp.	22,200	1,058
	Omron Corp.	18,200	941
	Oji Holdings Corp.	168,500	896
	Tokyo Ohka Kogyo Co. Ltd.	23,300	885
	Penta-Ocean Construction Co. Ltd.	163,300	855
	AEON Financial Service Co. Ltd.	76,800	821
	NET One Systems Co. Ltd.	38,700	805
	Takeda Pharmaceutical Co. Ltd.	26,000	792
	Sumitomo Electric Industries Ltd.	74,500	778
	Asics Corp.	83,400	770
	Kansai Electric Power Co. Inc.	67,800	755
	Toyo Seikan Group Holdings Ltd.	65,000	741
	LIXIL Group Corp.	60,100	741
	Azbil Corp.	28,400	734
	Rohm Co. Ltd.	13,500	733
	Senko Group Holdings Co. Ltd.	93,900	726
	Casio Computer Co. Ltd.	50,400	705
	Nintendo Co. Ltd.	1,800	700
	Nomura Co. Ltd.	90,200	683
	Nippon Shokubai Co. Ltd.	14,900	680
	Fukuoka Financial Group Inc.	50,500	666
	Megmilk Snow Brand Co. Ltd.	28,900	656
	Mitsubishi Corp.	31,000	656
	Jafco Co. Ltd.	24,900	647
	SHO-BOND Holdings Co. Ltd.	16,300	645
	Mitsubishi Logistics Corp.	30,200	608
*	Renesas Electronics Corp.	164,100	584
	Sawai Pharmaceutical Co. Ltd.	10,500	563
	Shimizu Corp.	71,700	558
	Daiwa Securities Group Inc.	143,500	555
	Persol Holdings Co. Ltd.	53,500	535
	TechnoPro Holdings Inc.	11,300	527
	Aeon Delight Co. Ltd.	17,100	521
	Sumitomo Metal Mining Co. Ltd.	23,600	482
	Nippon Steel Corp.	53,100	453
	Nippon Suisan Kaisha Ltd.	97,300	428
	Onward Holdings Co. Ltd.	92,600	407
	Fuji Oil Holdings Inc.	14,100	339
*	Mitsui E&S Holdings Co. Ltd.	50,000	240
	Ushio Inc.	24,800	236
			512,177
Kenya (0.0%)
	East African Breweries Ltd.	1,373,697	1,945

Malaysia (0.0%)
	Sime Darby Bhd.	3,131,500	1,233

Mexico (0.2%)
*	Genomma Lab Internacional SAB de CV Class B	6,621,932	5,267
	Gentera SAB de CV	4,670,905	1,784
	Grupo Lala SAB de CV	2,400,011	1,084
	Grupo Televisa SAB ADR	184,527	1,070
	Grupo Financiero Inbursa SAB de CV	1,290,371	927
	Industrias Bachoco SAB de CV Class B	280,728	799

5

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
1	Nemak SAB de CV	3,663,895	615
			11,546
Netherlands (2.3%)
	Unilever NV	931,919	45,805
*	Prosus NV	460,685	32,257
1	Signify NV	836,719	16,216
*,1	Just Eat Takeaway (XLON)	196,875	14,917
	Heineken NV	41,373	3,511
	Koninklijke Philips NV	56,803	2,332
	Koninklijke Ahold Delhaize NV	98,884	2,304
	Koninklijke KPN NV	684,118	1,636
	ASML Holding NV	4,732	1,247
	Coca-Cola European Partners plc	21,920	823
	Boskalis Westminster	42,990	783
	Randstad NV	11,582	409
*,1	Just Eat Takeaway (XAMS)	2,633	199
			122,439
New Zealand (0.0%)
	Spark New Zealand Ltd.	510,010	1,241
	Fletcher Building Ltd.	448,021	932
*	SKY Network Television Ltd.	643,791	107
			2,280
Norway (0.5%)
	Schibsted ASA Class A	550,599	10,605
*	Adevinta ASA Class B	950,565	8,605
	Schibsted ASA Class B	300,676	5,439
	Equinor ASA	144,289	1,799
	DNB ASA	67,154	748
			27,196
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	121,068	883

Philippines (0.0%)
	Lopez Holdings Corp.	3,056,549	168

Poland (0.0%)
	Eurocash SA	267,209	1,093

Russia (0.7%)
	Sberbank of Russia PJSC ADR	1,608,186	15,117
*	Mail.Ru Group Ltd. GDR (XLON)	471,234	7,574
*	Yandex NV Class A	83,752	2,852
	Alrosa PJSC	2,316,506	1,865
*	Global Ports Investments plc GDR	794,186	1,842
	PhosAgro PJSC GDR	175,016	1,787
	Lukoil PJSC ADR	23,975	1,413
	Magnit PJSC	30,977	1,247
	Sberbank of Russia PJSC ADR (XLON)	116,233	1,095
	Globaltrans Investment plc GDR	143,255	752
*	Mail.Ru Group Ltd. GDR	2,727	41
			35,585
Singapore (0.6%)
*,^	Sea Ltd. ADR	420,955	18,652
	Great Eastern Holdings Ltd.	216,800	2,703
	Delfi Ltd.	4,943,300	2,488
	United Overseas Bank Ltd.	155,600	2,135
	Genting Singapore Ltd.	2,369,000	1,148
	Haw Par Corp. Ltd.	148,841	1,075
	DBS Group Holdings Ltd.	73,900	964
	United Industrial Corp. Ltd.	160,200	241
			29,406
South Africa (1.8%)
	Naspers Ltd.	569,877	80,988
	Tiger Brands Ltd.	635,355	6,581

6

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Anglo American Platinum Ltd.	109,707	4,583
	Raubex Group Ltd.	1,318,746	1,281
	Telkom SA SOC Ltd.	800,166	911
	Grindrod Ltd.	4,803,983	821
	Tsogo Sun Gaming Ltd.	584,936	102
*	Tsogo Sun Hotels Ltd.	584,936	51
			95,318
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	938,035	36,472
	Shinhan Financial Group Co. Ltd.	201,001	4,702
	SK Hynix Inc.	58,970	3,987
	LG Corp.	71,705	3,473
	Samsung Fire & Marine Insurance Co. Ltd.	23,559	2,980
	AMOREPACIFIC Group	60,607	2,736
	Hyundai Motor Co.	25,410	1,831
	Hana Financial Group Inc.	80,163	1,508
	S-1 Corp.	22,461	1,482
*	KT Corp. ADR	176,411	1,373
	Hankook Tire & Technology Co. Ltd.	57,894	914
	KT Corp.	52,767	854
	GS Home Shopping Inc.	7,253	628
	AMOREPACIFIC Group Preference Shares	4,993	140
			63,080
Spain (0.1%)
	Viscofan SA	26,411	1,446
^	Bankia SA	561,027	612
	Acerinox SA	79,683	536
*	Ferrovial SA	21,392	508
1	Gestamp Automocion SA	160,833	406
			3,508
Sweden (1.4%)
	Atlas Copco AB Class B	874,425	25,436
	Epiroc AB Class B	1,597,584	15,747
*	Svenska Handelsbanken AB Class A	1,553,775	12,814
*	Spotify Technology SA	83,198	10,104
	Assa Abloy AB Class B	245,577	4,585
	Sandvik AB	139,407	1,961
^	Swedish Match AB	23,387	1,324
	Getinge AB	57,255	1,083
	Nordic Entertainment Group AB Class B	34,021	708
	Nordea Bank Abp (XHEL)	55,192	306
*	Modern Times Group MTG AB Class B	33,996	263
	Nordea Bank Abp (XSTO)	2,971	17
			74,348
Switzerland (2.8%)
	Cie Financiere Richemont SA (XVTX)	648,136	34,645
	Nestle SA	293,029	29,997
	Schindler Holding AG	114,700	25,094
	Roche Holding AG	66,407	21,366
	Novartis AG	254,462	20,993
	Kuehne & Nagel International AG	59,862	8,154
	Geberit AG	9,569	4,193
	Adecco Group AG	52,738	2,078
	Logitech International SA	36,497	1,563
	Cie Financiere Richemont SA (XJSE)	280,421	1,524
	Sonova Holding AG	7,107	1,267
	Helvetia Holding AG	5,414	463
	UBS Group AG	34,200	313
			151,650
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	837,691	40,033
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,391,577	12,527
	Yungtay Engineering Co. Ltd.	2,390,000	4,649

7

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Teco Electric and Machinery Co. Ltd.	4,402,190	3,497
	Delta Electronics Inc.	858,488	3,398
	Giant Manufacturing Co. Ltd.	659,469	2,913
	Merida Industry Co. Ltd.	494,547	1,809
	Chroma ATE Inc.	439,000	1,790
*	PChome Online Inc.	563,510	1,296
			71,912
Thailand (0.1%)
	Kasikornbank PCL (Foreign)	1,110,600	3,089
*	Major Cineplex Group PCL	2,380,500	974
	Bangkok Bank PCL (Foreign)	178,600	553
*	BEC World PCL (Foreign)	2,348,800	229
			4,845
Turkey (0.1%)
*	Turkiye Garanti Bankasi AS	1,503,409	1,844
*	Ulker Biskuvi Sanayi AS	384,377	1,142
			2,986
United Kingdom (4.9%)
	Prudential plc	5,104,852	63,964
	Reckitt Benckiser Group plc	400,344	30,497
	BHP Group plc	1,321,958	20,517
	Spectris plc	458,818	13,824
	Compass Group plc	811,634	12,645
	Hays plc	6,781,527	9,659
	GlaxoSmithKline plc	414,699	7,782
*	M&G plc	5,290,562	7,359
	Rightmove plc	1,188,374	7,167
	Intertek Group plc	99,302	5,802
	BP plc	1,251,319	5,132
	HSBC Holdings plc	804,800	4,544
	WPP plc	646,457	4,395
	HomeServe plc	306,907	3,998
	Unilever plc	76,421	3,854
	RELX plc	160,513	3,426
	Diageo plc	102,567	3,252
	Standard Chartered plc	555,638	3,072
	Experian plc	107,355	2,984
	3i Group plc	297,786	2,885
	Rio Tinto plc	62,133	2,848
	Bunzl plc	126,061	2,523
1	ConvaTec Group plc	1,094,369	2,516
	Admiral Group plc	79,694	2,195
	DCC plc	32,127	2,006
	Carnival plc	165,187	1,972
	Antofagasta plc	206,229	1,970
	BAE Systems plc	302,571	1,944
	Anglo American plc Ordinary Shares	105,911	1,797
	Tesco plc	604,234	1,706
	Barclays plc	1,477,433	1,679
*	Serco Group plc	1,085,318	1,639
	GVC Holdings plc	234,916	1,627
	Glencore plc	1,030,261	1,559
	DS Smith plc	447,972	1,518
	SSP Group plc	380,724	1,435
	Lloyds Banking Group plc	3,405,970	1,332
	IG Group Holdings plc	149,595	1,284
1	Auto Trader Group plc	208,613	1,127
	WH Smith plc	76,785	1,078
	Rolls-Royce Holdings plc	239,646	1,013
	ITV plc	1,224,721	1,005
	G4S plc	756,254	860
	easyJet plc	113,175	784
	Inchcape plc	146,269	781

8

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	St. James's Place plc	77,993	728
	Pets at Home Group plc	220,104	699
	Smith & Nephew plc	37,467	660
	Pagegroup plc	133,629	600
	Close Brothers Group plc	40,540	564
	British American Tobacco plc	15,318	522
	Barratt Developments plc	94,395	510
	Jupiter Fund Management plc	199,657	489
	Informa plc	80,635	439
*	Georgia Capital plc	80,150	425
	Provident Financial plc	157,101	420
*	Capita plc	943,255	382
	Euromoney Institutional Investor plc	37,223	374
	Rotork plc	140,586	372
	Devro plc	183,523	370
	Daily Mail & General Trust plc	42,730	356
	Rathbone Brothers plc	18,184	334
	InterContinental Hotels Group plc	7,703	328
	TUI AG (XLON)	73,823	323
	IMI plc	34,262	316
	International Personal Finance plc	299,788	281
	National Express Group plc	106,891	271
	John Wood Group plc	113,270	215
	Moneysupermarket.com Group plc	44,920	167
1	McCarthy & Stone plc	207,706	165
	Playtech plc	68,753	143
	Petrofac Ltd.	48,264	115
1	Non-Standard Finance plc	419,844	54
			267,578
United States (48.6%)
Communication Services (5.7%)
*	Alphabet Inc. Class C	85,848	99,825
*	Facebook Inc. Class A	434,515	72,477
*	Alphabet Inc. Class A	49,238	57,212
*,^	Zillow Group Inc. Class C	645,697	23,258
*	Netflix Inc.	58,008	21,782
*	Electronic Arts Inc.	146,432	14,668
	Omnicom Group Inc.	173,113	9,504
*	Activision Blizzard Inc.	137,719	8,191
*	Eventbrite Inc. Class A	379,059	2,767
	Entercom Communications Corp. Class A	1,058,466	1,810
*	Zillow Group Inc. Class A	9,584	326
			311,820
Consumer Discretionary (5.9%)
*	Amazon.com Inc.	65,546	127,796
*	Booking Holdings Inc.	31,338	42,160
	Service Corp. International	736,089	28,788
*	Tesla Inc.	54,711	28,669
*	CarMax Inc.	284,585	15,319
*	Chipotle Mexican Grill Inc. Class A	22,388	14,651
	TJX Cos. Inc.	264,450	12,643
*	Chegg Inc.	342,197	12,244
*	Grubhub Inc.	297,636	12,123
*	AutoZone Inc.	12,409	10,498
*	Visteon Corp.	154,997	7,437
	Harley-Davidson Inc.	313,644	5,937
*	Ulta Beauty Inc.	19,071	3,351
			321,616
Consumer Staples (3.1%)
	Archer-Daniels-Midland Co.	1,105,333	38,886
	Bunge Ltd.	711,056	29,175
	Coca-Cola Co.	534,929	23,671
	Procter & Gamble Co.	185,917	20,451
	Costco Wholesale Corp.	56,761	16,184

9

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Colgate-Palmolive Co.	206,628	13,712
	Kimberly-Clark Corp.	77,601	9,923
	PepsiCo Inc.	75,575	9,076
	Hershey Co.	47,600	6,307
	PriceSmart Inc.	43,605	2,291
			169,676
Energy (0.5%)
	EOG Resources Inc.	488,695	17,554
	National Oilwell Varco Inc.	944,943	9,289
	TechnipFMC plc	30,723	204
			27,047
Financials (8.9%)
	Moody's Corp.	360,978	76,347
*	Berkshire Hathaway Inc. Class B	228,521	41,781
	Wells Fargo & Co.	1,375,769	39,485
	Arthur J Gallagher & Co.	461,116	37,586
*	Markel Corp.	40,257	37,354
	Travelers Cos. Inc.	277,116	27,531
	American Express Co.	273,420	23,407
	US Bancorp	607,675	20,934
	Hartford Financial Services Group Inc.	557,253	19,638
	Loews Corp.	449,472	15,655
	TD Ameritrade Holding Corp.	438,892	15,212
	Bank of New York Mellon Corp.	384,380	12,946
	Aflac Inc.	352,667	12,075
	Jefferies Financial Group Inc.	859,474	11,749
	Interactive Brokers Group Inc.	269,439	11,632
	First Republic Bank	133,664	10,998
	Alleghany Corp.	19,549	10,798
	Willis Towers Watson plc	62,614	10,635
	Citigroup Inc.	231,397	9,746
	Chubb Ltd.	86,491	9,660
*	LendingTree Inc.	51,415	9,429
	MarketAxess Holdings Inc.	23,114	7,687
	M&T Bank Corp.	43,417	4,491
	T. Rowe Price Group Inc.	45,278	4,421
	Aon plc	11,510	1,900
	S&P Global Inc.	6,066	1,486
			484,583
Health Care (9.3%)
	Anthem Inc.	320,017	72,657
	Johnson & Johnson	505,421	66,276
*	Waters Corp.	268,571	48,893
	ResMed Inc.	299,279	44,081
	Merck & Co. Inc.	546,316	42,033
	Thermo Fisher Scientific Inc.	144,556	40,996
*	Teladoc Health Inc.	233,641	36,217
*	Alnylam Pharmaceuticals Inc.	294,447	32,050
*	Seattle Genetics Inc.	269,918	31,143
*	Illumina Inc.	72,217	19,724
	Baxter International Inc.	238,681	19,378
*	ABIOMED Inc.	116,692	16,939
*	Novocure Ltd.	233,591	15,730
*	Myriad Genetics Inc.	600,039	8,587
*	Globus Medical Inc.	192,233	8,176
			502,880
Industrials (4.0%)
	CH Robinson Worldwide Inc.	370,346	24,517
*	Kirby Corp.	482,741	20,985
*	SiteOne Landscape Supply Inc.	258,090	19,000
	Westinghouse Air Brake Technologies Corp.	385,593	18,559
	United Parcel Service Inc. Class B	195,595	18,272
*	Axon Enterprise Inc.	247,602	17,523

10

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

			Market
			Value
		Shares	($000)
	Expeditors International of Washington Inc.	249,744	16,663
	Union Pacific Corp.	114,487	16,147
*	Stericycle Inc.	307,896	14,958
	Fastenal Co.	438,746	13,711
	United Technologies Corp.	130,965	12,354
	3M Co.	68,019	9,285
	PACCAR Inc.	108,032	6,604
	Lincoln Electric Holdings Inc.	71,884	4,960
*	NOW Inc.	576,802	2,976
*	Univar Solutions Inc.	112,236	1,203
*,§	Sun-Times Media Group Inc. Class A	130,959	—
			217,717
Information Technology (8.8%)
	Microsoft Corp.	418,229	65,959
	Mastercard Inc. Class A	271,166	65,503
	Oracle Corp.	1,301,459	62,900
	Intel Corp.	873,300	47,263
	Visa Inc. Class A	203,354	32,764
	Texas Instruments Inc.	323,346	32,312
	Teradyne Inc.	448,839	24,314
	Broadridge Financial Solutions Inc.	232,508	22,049
	Paychex Inc.	241,472	15,193
	Applied Materials Inc.	325,396	14,910
	Analog Devices Inc.	164,430	14,741
*	Trade Desk Inc. Class A	75,956	14,659
	Maxim Integrated Products Inc.	283,344	13,773
*	PayPal Holdings Inc.	138,234	13,235
	TE Connectivity Ltd.	183,148	11,535
	Accenture plc Class A	59,141	9,655
	Dolby Laboratories Inc. Class A	171,436	9,294
	Automatic Data Processing Inc.	41,040	5,609
			475,668
Materials (1.6%)
	Martin Marietta Materials Inc.	176,319	33,365
	Albemarle Corp.	368,878	20,794
	PPG Industries Inc.	188,642	15,770
	Linde plc	49,520	8,567
*	Axalta Coating Systems Ltd.	439,718	7,594
	Freeport-McMoRan Inc.	368,475	2,487
			88,577
Real Estate (0.8%)
	Rayonier Inc.	574,376	13,527
	Weyerhaeuser Co.	733,778	12,437
*	Howard Hughes Corp.	218,541	11,041
^	Tanger Factory Outlet Centers Inc.	812,356	4,062
			41,067
			2,640,651
Total Common Stocks (Cost $5,120,593)			5,265,997

11

Vanguard® Global Equity Fund

Schedule of Investments

March 31, 2020

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.0%)
Money Market Fund (2.9%)
2,3	Vanguard Market Liquidity Fund	0.943%		1,561,803	155,993

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.527%–1.541%	4/30/20	5,750	5,750
4	United States Treasury Bill	1.551%	5/14/20	500	500
4	United States Treasury Bill	0.087%	9/24/20	1,000	999
					7,249

Total Temporary Cash Investments (Cost $163,370)	163,242
Total Investments (99.9%) (Cost $5,283,963)	5,429,239
Other Assets and Liabilities—Net (0.1%)[3,4,5]	3,754
Net Assets (100%)	5,432,993

Cost rounded to $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,908,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $80,255,000, representing 1.5% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,256,000 was received for securities on loan.
4	Securities with a value of $7,249,000 and cash of $5,112,000 have been segregated as initial margin for open futures contracts.
5	Cash of $2,470,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

12

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA1292 052020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:       /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD HORIZON FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.